U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

            Pre-Effective Amendment No.
                                             --------

            Post-Effective Amendment No.        1
                                             --------

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

            Amendment No.

                        (Check appropriate box or boxes)

                         CHURCH CAPITAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (717) 735-5939

                                 Jerome Walther
                         Church Capital Management, LLC
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ X / immediately upon filing pursuant to paragraph (b)
/   / on (           ) pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)
/   / on (date) pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)
/   / on (date) pursuant to paragraph (a)(2) of Rule 485(b)

If appropriate, check the following box:

/   / This  post-effective amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

     [GRAPHIC OMITTED]           CHURCH CAPITAL
                                INVESTMENT TRUST





                           CHURCH CAPITAL VALUE TRUST


                           PROSPECTUS: APRIL 1, 2007



           FOR MORE INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT,
                      PLEASE CALL TOLL-FREE 1-877-742-8061.




This prospectus has the information about the Church Capital Value Trust that you should know before you invest. The Fund may not be suitable for all investors. Consequently, prospective investors should thoroughly review this prospectus, including all risks and considerations, before making an investment. In addition, this document should be kept with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
================================================================================

Risk/Return Summary .....................................................    3

Fees and Expenses .......................................................    6

Fund Management .........................................................    7

How the Fund Values Its Shares ..........................................    9

How to Buy Shares .......................................................   10

How to Redeem Shares ....................................................   16

Dividends, Distributions and Taxes ......................................   19

Financial Highlights ....................................................   20

Customer Privacy Policy .................................................   21

For More Information .................................................... back cover




INVESTMENT ADVISER                          INDEPENDENT REGISTERED
Church Capital Management, LLC              PUBLIC ACCOUNTING FIRM
301 Oxford Valley Road, Suite 801B          Briggs, Bunting & Dougherty, LLP
Yardley, Pennsylvania 19067                 Two Penn Center, Suite 820
                                            Philadelphia, Pennsylvania 19102


ADMINISTRATOR/                              LEGAL COUNSEL
TRANSFER AGENT                              Thompson Coburn LLP
Ultimus Fund Solutions, LLC                 One US Bank Plaza
225 Pictoria Drive, Suite 450               St. Louis, Missouri 63101
Cincinnati, Ohio 45246


CUSTODIAN
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202



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

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE
The investment objective of the Church Capital Value Trust (the "Fund") is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified series of the Church Capital Investment Trust. Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in common stocks. The Fund's investment adviser, Church Capital Management, LLC (referred to herein as "Church Capital" or the "Adviser"), employs a strategy that favors purchasing "out-of-favor" stocks at reasonable prices. The objective of capital appreciation is pursued through the identification of medium and large capitalization companies (generally capitalizations of $2 billion and up) in undervalued sectors of the market. These stocks, in the Adviser's opinion, have superior growth prospects and adequate capital to realize their growth potential
- quality companies at reasonable prices. Stocks that are trading below intrinsic earnings growth or asset valuation levels are candidates for investment by the Fund. The Fund will typically be broadly diversified among individual stocks and among industry sectors.

The Adviser regularly assesses the U.S. economy in order to determine the industries that are undervalued in light of economic opportunity. The Adviser looks for catalysts such as industries undergoing structural changes, economic realignments or consolidation. The Adviser believes that price revisions in these sectors can provide opportunities for stock appreciation in the future.

The Adviser seeks out companies it believes have attractive valuations relative to their industry. These companies are examined in detail relative to competitors and peers in order to identify those companies that have the strongest franchises, promising prospects and are trading at reasonable valuations. The Fund invests in the stocks of companies that have inherent financial strength in the opinion of the Adviser. Strong balance sheets, sufficient liquidity and sustainable cash flows are among the factors reviewed before a buy decision is reached. Financial ratios, particularly balance sheet leverage, are considered in the context of the industry in which a company operates.

After purchasing a stock, the Adviser continues to monitor its progress in relation to the overall market and its peers. In evaluating whether to sell a stock, the Adviser considers, among other factors, whether the stock is overvalued relative to other investments; whether the stock has met the

Adviser's earnings expectations; and whether political, economic or other events could affect the company's performance.

The Board of Trustees has reserved the right to change the Fund's investment objective as well the requirement that 80% of the Fund's net assets, including the amount of any borrowings for investment purposes, be invested in common stocks, without shareholder approval. If either such change is made, shareholders will be provided with at least 60 days advance written notice of the change.

The Fund intends to remain substantially invested in shares of common stock. If, however, the Adviser believes that sufficient investment opportunities that meet the Fund's investment criteria are not available the Fund may invest in money market funds, investment grade money market instruments, U.S. government or government agency securities, repurchase agreements, commercial paper and cash equivalents. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

PRINCIPAL RISKS OF INVESTING IN THE FUND
MANAGEMENT RISK -- The Adviser's strategy may fail to produce the intended results.

COMPANY RISK -- The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. If the prices of securities owned by the Fund fall, so will the value of the Fund.

VOLATILITY RISK -- Common stocks tend to be more volatile than other investment choices. The value of the stock of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

MARKET RISK -- Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

MID-CAP COMPANY RISK -- To the extent the Fund invests in mid-capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of mid-cap companies are more volatile than larger companies.

o Mid-cap companies may experience higher failure rates than do larger companies.

o The trading volume of securities of mid-cap companies is normally less than that of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Mid-cap companies may have limited markets, product lines or financial resources and may lack management experience compared to larger cap companies.

OTHER RISKS --

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund may not be appropriate for use as a complete investment program.

FUND PERFORMANCE

The Fund commenced operations on January 19, 2006 and therefore does not have a full calendar year of performance to report.



FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases                             None
Contingent Deferred Sales Charge (Load)                              None
Sales Charge (Load) Imposed on Reinvested Dividends                  None
Redemption Fee                                                       None(1)
Exchange Fee                                                         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees                                                     1.00%
Distribution (12b-1) Fees                                            None
Other Expenses                                                      0.75%
Acquired Fund Fees and Expenses                                     0.01%
                                                                  -------
Total Annual Fund Operating Expenses (2)                            1.76%
Less Fee Reductions and Expense Reimbursements (3)                ( 0.50%)
                                                                  -------
Net Fund Operating Expenses (4)                                     1.26%
                                                                  =======

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year         $  128
                            3 Years           454
                            5 Years           858
                            10 Years        1,988

(1) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(2) Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this Prospectus. Without the Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would be 1.75%.
(3) The Adviser has contractually agreed, for a period ending January 19, 2009, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.25% of the Fund's average daily net assets. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.25% limit. Under this Expense Limitation Agreement, the Board of Trustees has authorized (in advance) the repayment of these expenses to the Adviser. The Expense Limitation Agreement terminates automatically if the Adviser ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days prior written notice to the Adviser. In either scenario, the Adviser shall have no claim against the Fund for any amounts not reimbursed to the Adviser pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, acquired fund fees and expenses, and extraordinary expenses (including any costs associated with a merger transaction involving the Fund). The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.
(4) Net Fund Operating Expenses are calculated as 1.26% of its average daily net assets based on the Adviser's agreement to cap operating expenses at 1.25%, plus Acquired Fund Fees and Expenses of 0.01%.

FUND MANAGEMENT
================================================================================
THE INVESTMENT ADVISER

Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as the investment adviser to the Fund. Church Capital has been managing money for individuals, banking and thrift institutions, corporations, pension funds and profit sharing plans, charitable organizations and other institutional investors since its founding in 1987. As of December 31, 2006, Church Capital managed assets of approximately $2.2 billion. Church Capital is a wholly-owned subsidiary of Sterling Financial Corporation. Sterling Financial Corporation is a diversified financial services company with assets of $3.3 billion.

For its services, the Fund pays to Church Capital an investment advisory fee computed at the annual rate of 1.00% of the Fund's average daily net assets, less fee reductions and expense reimbursements. A discussion regarding the basis for the Board of Trustees approving the investment advisory contract with Church Capital is available in the Fund's semiannual report for the period ended May 31, 2006.

Church Capital has agreed for a period ending January 19, 2009, to reduce its investment advisory fees and to absorb certain Fund operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the Fund's average daily net assets. Any such fee reductions by Church Capital, or payments by Church Capital of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 1.25% expense limitation, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. This Expense Limitation Agreement terminates automatically if Church Capital ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days prior written notice to Church Capital. In either scenario, Church Capital shall have no claim against the Fund for any amounts not reimbursed to Church Capital pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.

PORTFOLIO MANAGERS
The individuals listed below serve as co-portfolio managers to the Fund. They are collectively responsible for overseeing the day-to-day management of the Fund, which includes security selection.

Gregory A. Church is Chairman of Church Capital and also serves as President of Church Capital Investment Trust. Mr. Church founded Church Capital's predecessor, Church Capital Management, Inc. ("CCMI"), in 1987 and has been active in the investment and financial services industry for over twenty years. CCMI was acquired by Sterling Financial Corporation in October of 2003. Mr. Church received his MBA and BS degrees in Finance from Rider University.

Jacob L. Saumure is a Senior Vice President with Church Capital and has over 18 years of experience in the investment and financial services industry. Mr. Saumure has been with Church Capital since October of 2003. From August 2000 until September 2003, he served as Chief Investment Officer of Sterling Financial Trust Company, a subsidiary of Sterling Financial Corporation. He holds the Chartered Financial Analyst (CFA) accreditation and is a member of the Association for Investment Management and Research (AIMR).

Michael Church is an Analyst with Church Capital and has three years of experience in the investment and financial services industry. Prior to his employment with Church Capital he was a full time student at Rider University. Mr. Church is responsible for monitoring the financial markets for investment opportunities. His analysis of economic sectors and companies within those sectors serves as the foundation for the universe of stocks considered for investment by Church Capital. Mr. Church graduated Cum Laude from Rider University and is currently studying for his MBA. Michael Church is the son of Gregory A. Church.

The Statement of Additional Information contains additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.

THE ADMINISTRATOR
Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii)
recordkeeping,   (iv)  regulatory,   compliance  and  reporting  services,   (v)
processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Church Capital, Ultimus and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================
The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of market quotations. However, if market quotations are not readily available or are considered to be unreliable due to market or other events that occur after the closing of the market but before the Fund calculates its NAV, portfolio securities will be valued at a fair value as determined in good faith by the Adviser according to procedures adopted by the Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Fund may at times invest a portion of its assets in other open-end management investment companies registered under the Investment Company Act of 1940. When calculating the Fund's NAV, the Fund will use the net asset value as reported by such registered open-end management investment company. The net asset value as determined by a registered open-end management investment company may be based on fair value pricing; to understand the fair value pricing process used by a registered open-end management investment company, please consult its most current prospectus.

HOW TO BUY SHARES
================================================================================
You may purchase the Fund's shares through financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, Bainbridge Securities Inc. (the "Distributor"). Shares are available for purchase on each day the New York Stock Exchange is open for business. For an initial purchase order to be in "proper form" you must submit a completed and signed application along with a check made payable to "Church Capital Value Trust". The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

The Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), mails you confirmations of all purchases or redemptions of Fund shares unless the shares are purchased through a broker or other financial intermediary. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or intermediary. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT
The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

OPENING AN ACCOUNT
An account may be opened by mail or bank wire, as follows:

BY MAIL. To open a new account by mail:
o    Complete and sign the account application
o    Enclose a check payable to "Church Capital Value Trust"
o Mail the application and the check to the Transfer Agent at the following address:

         Church Capital Value Trust
         c/o Ultimus Fund Solutions, LLC
         P.O. Box 46707
         Cincinnati, Ohio 45246-0707

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000 or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the Fund has received payment from your bank, which could take up to 15 calendar days from the purchase date. If an order to purchase shares is canceled because your check does not clear your bank (i.e., insufficient funds), you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to your total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

BY  WIRE.  To  open  a  new  account  by  wire,   call  the  Transfer  Agent  at
1-877-742-8061. A representative will assist you in obtaining an account application, which must be completed, signed and sent by facsimile or mail to the Transfer Agent before payment by wire may be made. For an initial purchase order by wire to be in "proper form" you must submit a completed and signed application to the Transfer Agent. After the application is received and approved, an account number will be assigned by the Fund. A shareholder representative of the Transfer Agent will contact you, by phone or by mail, with the account number. At that point your financial institution may wire your purchase amount to:

         Bank:                      US Bank, N.A.
         Bank City & State:         Cincinnati, Ohio
         Federal ABA Number:        042000013
         Account Name:              Church Capital Value Trust
         Account Number:            130107147907
         For Further Credit To:     [Insert Name(s) on Your Account]
                                    [Insert Your Account Number]

An order is considered received when US Bank, the Fund's custodian, receives payment by wire. Do not wire money to the Fund until you have received an account number from the Fund. Your financial institution may charge a fee for wiring funds.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. Before attempting to purchase shares of the Fund, please contact your brokerage firm or financial institution to see if the Fund is available for purchase. Failure to do so could result in your purchase order not being processed on the day in which your purchase order is submitted to your brokerage firm or financial institution. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the
Distributor), you may be required to submit your purchase order to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your purchase order to the Fund's Transfer Agent prior to 4:00 p.m. (Eastern time). These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

SUBSEQUENT INVESTMENTS
Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

o By sending a check, made payable to "Church Capital Value Trust", c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Please include your account number in the "memo" section of the check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds. If the Fund is unable to collect these losses from the shareholder, the Fund and its shareholder will be responsible for these losses.

o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-877-742-8061 before wiring funds.

o    Through your brokerage firm or other financial institution.

o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-877-742-8061. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-877-742-8061. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. An investor receives the next NAV after receipt by the Fund of a purchase or redemption order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Fund currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

EXCHANGES
Shares of the Fund may be exchanged for shares of the Church Capital Money Market Fund. No transaction fees are charged for exchanges.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), consider requesting your exchange by mail. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Church Capital Money Market Fund.

CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o    Social  security  number,   taxpayer   identification   number,   or  other
     identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with an electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

FREQUENT TRADING POLICIES
Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The Fund has adopted certain policies and procedures with respect to frequent transactions in Fund shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares and monitors shareholder transactions.

When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's frequent trading policies.

In its efforts to curb frequent trading in the Fund, the Board of Trustees has reserved the right to reject any purchase order for any reason or no reason, including purchase orders from investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares. If the Fund detects a pattern of abusive exchanges, the Fund may refuse at any time any exchange request it considers detrimental to the Fund.

Despite the Fund's efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through financial intermediaries. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated and netted before they are submitted to the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund will be required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund's request, information regarding the intermediaries' customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even if such an agreement is in place. Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.

If the Fund suspects market-timing in an omnibus account, the Fund will contact the omnibus account holder to request additional information. The omnibus account holder will be expected to assist the Fund and, if necessary, the omnibus account holder may be required to prohibit additional trading by the investor(s) found to be involved in disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of the Fund shares, it cannot guarantee that such trading will not occur.


HOW TO REDEEM SHARES
================================================================================
Shares of the Fund may be redeemed on each day the New York Stock Exchange is open for trading. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. What is considered "proper form" for a redemption by mail is described in the subsection "By Mail" and for a telephone redemption the requirements are set forth in the subsection "By Telephone".

BY MAIL. You may redeem shares by mailing a written request to Church Capital Value Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be in "proper form," written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and must be signed exactly as the shares are registered.

SIGNATURES. If the shares to be redeemed over any 30-day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent only accepts signatures guaranteed by a financial institution that participates in the STAMP Medallion Signature Guarantee Program sponsored by the Securities Transfer Association. Members of STAMP are subject to dollar limitations which must be considered when requesting their guarantee. The Fund may reject any signature guarantee if it believes the transaction would otherwise be improper. The Transfer Agent will not accept signature guarantees by a notary public. For more information on signature guarantees, call the Transfer Agent at 1-877-742-8061. The Fund and its Transfer Agent reserve the right to amend these standards at any time. If these standards change, the Fund will provide reasonable notice of such change.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. You may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-877-742-8061. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-877-742-8061.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires. If you contact the Transfer Agent by 4:00 p.m., Eastern time, you will receive the NAV next determined after receipt of the redemption request by the Transfer Agent (i.e., that day's NAV).

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor) you may be required to submit your redemption request to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your redemption request to the Transfer Agent prior to 4:00 p.m., Eastern time. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Please be sure and consult your broker's or financial institution's program materials to understand what information is required for a redemption request. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

RECEIVING PAYMENT
The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date.

MINIMUM ACCOUNT BALANCE
Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 ($500 for IRA accounts or gifts to minor accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN
If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-877-742-8061 for additional information.

REDEMPTIONS IN KIND
The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the value of the Fund's net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will be exposed to market risk until such time as you convert such securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================
Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption or exchange of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain financial information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.

                                                                      PERIOD
                                                                       ENDED
                                                                    NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         2006 (a)


  Net asset value at beginning of period .........................   $   10.00
                                                                     ---------

  Income from investment operations:
     Net investment income .......................................        0.07
     Net realized and unrealized gains on investments ............        0.79
                                                                     ---------
  Total from investment operations ...............................        0.86
                                                                     ---------

  Net asset value at end of period ...............................   $   10.86
                                                                     =========

  Total return (b) ...............................................      8.60%(c)
                                                                     =========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ............................   $  31,979
                                                                     =========

  Ratio of gross expenses to average net assets ..................      1.75%(e)

  Ratio of net expenses to average net assets(d) .................      1.25%(e)

  Ratio of net investment income to average net assets(d) ........      1.04%(e)

  Portfolio turnover rate ........................................       127%(c)

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.
(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)  Not annualized.
(d)  Ratio was determined after advisory fee waivers.
(e)  Annualized.

--------------------------------------------------------------------------------

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps may include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-877-742-8061 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.
--------------------------------------------------------------------------------

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











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

FOR MORE INFORMATION
================================================================================
In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o    ANNUAL AND SEMIANNUAL REPORTS

          The Fund publishes annual and semiannual reports that contain detailed information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     o    STATEMENT OF ADDITIONAL INFORMATION (SAI)

          The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707. You may also call toll-free:

                                 1-877-742-8061

The Fund also makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website at www.churchcapital.com.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, know as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21753

     [GRAPHIC OMITTED]           CHURCH CAPITAL
                                INVESTMENT TRUST







                        CHURCH CAPITAL MONEY MARKET FUND








                           PROSPECTUS: APRIL 1, 2007



           FOR MORE INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT,
                     PLEASE CALL TOLL-FREE 1-877-742-8061.





This prospectus has the information about the Church Capital Money Market Fund that you should know before you invest. The Fund may not be suitable for all investors. Consequently, prospective investors should thoroughly review this prospectus, including all risks and considerations, before making an investment. In addition, this document should be kept with your investment records.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
================================================================================

Risk/Return Summary .....................................................    3

Fees and Expenses .......................................................    5

Fund Management .........................................................    7

How the Fund Values Its Shares ..........................................    8

How to Buy Shares .......................................................    8

How to Redeem Shares ....................................................   14

Dividends, Distributions and Taxes ......................................   17

Financial Highlights ....................................................   18

Customer Privacy Policy .................................................   19

For More Information ....................................................  back cover





INVESTMENT ADVISER                          INDEPENDENT REGISTERED
Church Capital Management, LLC              PUBLIC ACCOUNTING FIRM
301 Oxford Valley Road, Suite 801B          Briggs, Bunting & Dougherty, LLP
Yardley, Pennsylvania 19067                 Two Penn Center, Suite 820
                                            Philadelphia, Pennsylvania 19102


ADMINISTRATOR/                              LEGAL COUNSEL
TRANSFER AGENT                              Thompson Coburn LLP
Ultimus Fund Solutions, LLC                 One US Bank Plaza
225 Pictoria Drive, Suite 450               St. Louis, Missouri 63101
Cincinnati, Ohio 45246


CUSTODIAN
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE

The Church Capital Money Market Fund (the "Fund") seeks to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

The Fund's investment objective cannot be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its investment objective, the Fund will invest in the following money market instruments:

o securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities

o high quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers

o    asset-backed  securities

o    certificates of deposit and time deposits

o    variable rate and floating rate debt securities

o    bank notes and bankers' acceptances

o repurchase agreements collateralized by first tier securities in which the Fund could invest directly (securities rated in the highest grade for short-term securities)

o securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities

o    municipal securities issued or guaranteed by state or local governments

o investment grade money market securities and shares of other money market funds

All investments of the Fund will be denominated in U.S. dollars, including those that are issued by foreign issuers.

The Fund's investment adviser, Church Capital Management, LLC (referred to herein as "Church Capital" or the "Adviser") seeks to maximize current income within the limits of the Fund's credit, maturity and diversification policies. The Fund, like all money market funds, is governed by strict federal rules that are designed to help a money market fund maintain a stable $1.00 share price. Some of the relevant rules include:

o Individual securities must have remaining maturities of no more than 397 days and be denominated in U.S. dollars.

o The dollar-weighted average maturity of the Fund's portfolio holdings cannot exceed 90 days.

o All securities must be in the top two credit grades for short-term debt securities and the Fund will not invest more than 5% of total assets in securities in the second highest credit grade for short-term debt securities.

PRINCIPAL  RISKS OF INVESTING IN THE FUND

The principal risks that apply to the Fund are:

STABLE NET ASSET VALUE RISK -- The Fund may not be able to maintain a net asset value per share of $1.00 at all times.

INTEREST RATE RISK -- The Fund's yield and total return will decline in a period of declining interest rates.

DEFAULT RISK -- A security owned by the Fund could default and possibly cause the Fund's share price or yield to fall.

PREPAYMENT OR CALL RISK -- This occurs when an issuer exercises its right to pay principal on an obligation held by the Fund sooner than expected. Generally this happens in a period of falling interest rates. If this happens, the Fund likely will not be able to reinvest the returns in a security paying at comparable yields.

DEBT EXTENSION -- When an issuer exercises its right to pay principal on an obligation held by the Fund later than expected, the Fund will not be able to invest in other higher yielding securities. This risk is usually associated with a period of rising interest rates.

COUNTERPARTY RISK -- The risk that a bank or other financial institution that has entered into a repurchase agreement or other transaction may default on its payment obligations. The Fund attempts to minimize this risk by investing in high grade short-term securities.

MANAGEMENT RISK -- As with any mutual fund investment, there is a risk that the Fund's Adviser will fail to produce the intended results.

LIQUIDITY RISK -- There is a risk that the Fund will not be able to pay redemption proceeds within time periods described herein because of unusual market conditions or high redemption volume.

FOREIGN SECURITY RISK -- The Fund's investments in securities of foreign issuers are subject to the risk that adverse political, financial and or economic conditions could lead to a loss by the Fund. In addition, foreign countries generally have less stringent accounting and disclosure standards as compared to the United States.

OTHER RISKS --

o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

o    THE FUND IS NOT APPROPRIATE FOR USE AS A COMPLETE INVESTMENT PROGRAM.

FUND PERFORMANCE

The Fund commenced operations on January 20, 2006 and therefore does not have a full calendar year of performance to report.


FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)      None(1)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees                                                 0.50%
Distribution (12b-1) Fees                                        None
Other Expenses                                                  0.39%
                                                              -------
Total Annual Fund Operating Expenses                            0.89%
Less Fee Reductions and Expense Reimbursements(2)             ( 0.23%)
                                                              -------
Net Fund Operating Expenses                                     0.66%
                                                              =======

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year          $  67
                            3 Years           237
                            5 Years           447
                            10 Years        1,053

(1) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(2) The Adviser has contractually agreed, for a period, ending January 19, 2009, to reduce its management fees and to absorb the Fund's operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 0.66% of the Fund's average daily net assets. Management fee reductions and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 0.66% limit. Under this Expense Limitation Agreement, the Board of Trustees has authorized (in advance) the repayment of these expenses to the Adviser. The Expense Limitation Agreement terminates automatically if the Adviser ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days prior written notice to the Adviser. In either scenario, the Adviser shall have no claim against the Fund for any amounts not reimbursed to the Adviser pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, any acquired fund fees and expenses, and extraordinary expenses (including any costs associated with a merger transaction involving the Fund). The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.

FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as the investment adviser to the Fund. Church Capital has been managing money for individuals, banking and thrift institutions, corporations, pension funds and profit sharing plans, charitable organizations and other institutional investors since its founding in 1987. As of December 31, 2006, Church Capital managed assets of approximately $2.2 billion. Church Capital is a wholly owned subsidiary of Sterling Financial Corporation. Sterling Financial Corporation is a diversified financial services company with assets of $3.3 billion.

For its services, the Fund pays Church Capital an investment advisory fee computed at the annual rate of 0.50% of the Fund's average daily net assets, less any fee reductions. A discussion regarding the basis for the Board of Trustees approving the investment advisory contract with Church Capital is available in the Fund's semiannual report for the period ended May 31, 2006.

Church Capital has agreed for a period of three years from the Fund's start of operations to reduce its investment advisory fees and to absorb certain Fund operating expenses to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, and extraordinary expenses) to 0.66% of the Fund's average daily net assets. Any such fee reductions by Church Capital, or payments by Church Capital of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 0.66% expense limitation, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. This Expense Limitation Agreement terminates automatically if Church Capital ceases serving as the investment adviser to the Fund. In addition, the Fund's Board of Trustees may terminate the Expense Limitation Agreement upon not less than 60 days prior written notice to Church Capital. In either scenario, Church Capital shall have no claim against the Fund for any amounts not reimbursed to Church Capital pursuant to the Expense Limitation Agreement even though such amounts for reimbursement have been approved in advance by the Fund's Board of Trustees. The Fund and its shareholders will not benefit from economies of scale to reduce expenses during the period in which the repayment provision of the Expense Limitation Agreement is in effect.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Church Capital, Ultimus and other service providers to the Fund.


HOW THE FUND VALUES ITS SHARES
================================================================================
The net asset value ("NAV") of the Fund's shares is calculated as of 1:30 p.m., Eastern time on each day that the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund seeks to maintain a stable NAV of $1.

The Fund values its securities on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV. For additional information on how the Fund values its securities, please see the Fund's Statement of Additional Information.

HOW TO BUY SHARES
================================================================================
You may purchase the Fund's shares through authorized financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Fund's principal underwriter, Bainbridge Securities Inc. (the "Distributor"). Shares are available for purchase on each day the New York Stock Exchange is open for business. For an initial purchase order to be in "proper form" you must submit a completed and signed application along with a check made payable to "Church Capital Money Market Fund". The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

Purchase orders that are accepted no later than 1:30 p.m., Eastern time, generally receive that day's dividend. Purchase orders accepted after 1:30 p.m., Eastern time, generally will not receive a dividend until the next business day.

The Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), mails you confirmations of all purchases, redemptions or exchanges of Fund shares unless the shares are purchased through a broker or other financial intermediary. If shares are purchased in this manner, transaction confirmations are generally the responsibility of such broker or financial intermediary. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT
The minimum initial investment in the Fund is $1,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Adviser.

OPENING AN ACCOUNT
An account may be opened by mail or bank wire, as follows:

BY MAIL.  To open a new account by mail:
o    Complete and sign the account application
o    Enclose a check payable to "Church Capital Money Market Fund"
o Mail the application and the check to the Transfer Agent at the following address:

         Church Capital Money Market Fund
         c/o Ultimus Fund Solutions, LLC
         P.O. Box 46707
         Cincinnati, Ohio 45246-0707

All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The Fund does not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, cashier's checks under $10,000 or money orders. In addition, to protect the Fund from check fraud, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the Fund has received payment from your bank, which could take up to 15 calendar days from the purchase date. If an order to purchase shares is canceled because your check does not clear your bank (i.e., insufficient funds), you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to your total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

BY  WIRE.  To  open  a  new  account  by  wire,   call  the  Transfer  Agent  at
1-877-742-8061. A representative will assist you in obtaining an account application, which must be completed, signed and sent by facsimile or mail to the Transfer Agent before payment by wire may be made. For an initial purchase order by wire to be in "proper form" you must submit a completed and signed application to the Transfer Agent. After the application is received and approved, an account number will be assigned by the Fund. A shareholder representative of the Transfer Agent will contact you, by phone or by mail, with the account number. At that point your financial institution may wire your purchase amount to:

      Bank:                      US Bank, N.A.
      Bank City & State:         Cincinnati, Ohio
      Federal ABA Number:        042000013
      Account Name:              Church Capital Money Market Fund
      Account Number:            130107147907
      For Further Credit To:     [Insert Name(s) on Your Account]
                                 [Insert Your Account Number]

An order is considered received when US Bank, the Fund's custodian, receives payment by wire. Do not wire money to the Fund until you have received an account number from the Fund. Your financial institution may charge a fee for wiring funds.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. Before attempting to purchase shares of the Fund, please contact your brokerage firm or financial institution to see if the Fund is available for purchase. Failure to do so could result in your purchase order not being processed on the day in which your purchase order is submitted to your brokerage firm or financial institution. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor), you may be required to submit your purchase order to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your purchase order to the Transfer Agent prior to 1:30 p.m. (Eastern time). These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100. Additional purchases may be made:

     o By sending a check, made payable to "Church Capital Money Market Fund," c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Please include your account number in the "memo" section of the check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds. If the Fund is unable to collect these losses from the shareholder, the Fund and its shareholders will be responsible for these losses.

     o    By wire to the Fund account as described  under  "Opening an Account -
          By   Wire."   Shareholders   should   call  the   Transfer   Agent  at
          1-877-742-8061 before wiring funds.

     o    Through your brokerage firm or other financial institution.

     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly to the Fund from an account you maintain with a financial institution. In order to use the ACH service, the ACH Authorization section of the account application must be completed.

For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-877-742-8061. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-877-742-8061. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. An investor receives the next determined NAV after receipt by the Fund of a purchase or redemption order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Fund currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

EXCHANGES
Shares of the Fund may be exchanged for shares of the Church Capital Value Trust. No transaction fees are charged for exchanges.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined NAV after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Church Capital Value Trust.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with an electronic database. Additional information may be required to open accounts for corporations and other entities. FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing administrative costs, and potentially diluting the value of their shares. However, due to the nature of the Fund, the Board of Trustees does not believe that normal short-term trading in Fund shares will have significant adverse consequences for the Fund and its shareholders. Therefore, the Fund's Board of Trustees has determined to not apply frequent trading policies to trading in Fund shares. In making this determination, the Board of Trustees considered that the Fund is designed as a liquid short-term investment; the Fund's investments are short-term in nature; and the Fund's use the amortized cost method for calculating its NAV. The Fund's Board of Trustees has reserved the right to reject any purchase order for any reason or no reason.

These frequent trading policies apply only to purchases and redemptions of Fund shares. Exchange transactions between the Fund and the Church Capital Value Trust will be monitored in accordance with the Church Capital Value Trust's frequent trading policies, which are disclosed in its current prospectus. If the Fund detects a pattern of abusive exchanges, the Fund may refuse at any time any exchange it considers detrimental to the Fund.

HOW TO REDEEM SHARES
================================================================================
Shares of the Fund may be redeemed on each day the New York Stock Exchange is open for trading. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. Redemption orders or exchange orders that are accepted no later than the close of the Fund (1:30 p.m., Eastern time) generally do not receive that day's dividend, but those accepted after the close of the Fund generally do. What is considered "proper form" for a redemption by mail is described in the subsection "By Mail" and for a telephone redemption the requirements are set forth in the subsection "By Telephone".

BY MAIL. You may redeem shares by mailing a written request to Church Capital Money Market Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. To be in "proper form," written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.


SIGNATURES. If the shares to be redeemed over any 30-day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent only accepts signatures guaranteed by a financial institution that participates in the STAMP Medallion Signature Guarantee Program sponsored by the Securities Transfer Association. Members of STAMP are subject to dollar limitations which must be considered when requesting their guarantee. The Fund may reject any signature guarantee if it believes the transaction would otherwise be improper. The Transfer Agent will not accept signature guarantees by a notary public. For more information on signature guarantees, call the Transfer Agent at 1-877-742-8061. The Fund and its Transfer Agent reserve the right to amend these standards at any time. If these standards change, the Fund will provide reasonable notice of such change.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

BY TELEPHONE. You may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at 1-877-742-8061. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-877-742-8061.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires.

Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 1:30 p.m., Eastern time. If your brokerage firm or financial institution is not an "authorized" firm (i.e., has no selling agreement with the Distributor) you may be required to submit your redemption request to your brokerage firm or financial institution at an earlier time during the day in order for your broker or financial institution to forward your redemption request to the Transfer Agent prior to 1:30p.m., Eastern time. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent. Please be sure and consult your broker's or financial institution's program materials to understand what information is required for a redemption request. Investors should contact their broker or financial institution to find out whether or not their broker or financial intermediary is authorized to sell shares of the Fund.

RECEIVING PAYMENT
The Fund normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days from the purchase date.

MINIMUM ACCOUNT BALANCE
Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN
If the shares in your account have a value of at least $10,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-877-742-8061 for additional information.

REDEMPTIONS IN KIND
The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the value of the Fund's net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges. You will be exposed to market risk until such time as you convert such securities to cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================
The Fund distributes to its shareholders substantially all of its net investment income and any net realized capital gains. The Fund declares a dividend on every business day based on its determination of its net investment income and realized capital gains. The Fund generally pays its dividends on the last business day of every month.

The dividends paid by the Fund are generally taxable as ordinary income, whether received in cash or reinvested in additional shares. No portion of the Fund's distributions is eligible for the dividends received deduction available to corporations. The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders.

The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

FINANCIAL  HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain financial information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available without charge upon request.


                                                                    PERIOD
                                                                     ENDED
                                                                  NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:       2006(a)
--------------------------------------------------------------------------------

  Net asset value at beginning of period .....................    $   1.000

  Net investment income ......................................        0.037

  Dividends from net investment income .......................      ( 0.037)
                                                                   ---------

  Net asset value at end of period ...........................    $   1.000
                                                                   =========

  Total return (b) ...........................................       3.80%(c)
                                                                   =========

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ........................    $  51,518
                                                                   =========

  Ratio of gross expenses to average net assets ..............       0.89%(e)

  Ratio of net expenses to average net assets(d) .............       0.66%(e)

  Ratio of net investment income to average net assets (d) ...       4.35%(e)

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.

--------------------------------------------------------------------------------

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about customers or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps may include whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-877-742-8061 TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.
--------------------------------------------------------------------------------

FOR MORE INFORMATION
================================================================================
In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o    ANNUAL AND SEMIANNUAL REPORTS

          The Fund publishes annual and semiannual reports that contain detailed information on the Fund's investments.

     o    STATEMENT OF ADDITIONAL INFORMATION (SAI)

          The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707. You may also call toll-free:

                                 1-877-742-8061

The Fund also makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website at www.churchcapital.com

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, know as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of the Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

Investment Company Act File No. 811-21753

                         CHURCH CAPITAL INVESTMENT TRUST

                           CHURCH CAPITAL VALUE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2007

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Church Capital Value Trust dated April 1, 2007. This SAI incorporates by reference the Fund's Prospectus dated April 1, 2007. You may obtain a free copy by writing to Church Capital Investment Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by visiting www.churchcapital.com, or by calling 1-877-742-8061.


TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

DESCRIPTION OF THE TRUST AND THE FUND.........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS.............................................................2

INVESTMENT LIMITATIONS........................................................6

THE INVESTMENT ADVISER .......................................................8

TRUSTEES AND OFFICERS........................................................11

PRINCIPAL SHAREHOLDERS.......................................................14

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................15

DETERMINATION OF NET ASSET VALUE.............................................16

CALCULATION OF PERFORMANCE DATA..............................................17

REDEMPTIONS IN-KIND..........................................................18

ADDITIONAL TAX INFORMATION...................................................18

PROXY VOTING POLICIES AND PROCEDURES.........................................21

PORTFOLIO TURNOVER...........................................................21

DISCLOSURE OF PORTFOLIO HOLDINGS.............................................21

CUSTODIAN....................................................................24

FUND SERVICES................................................................25

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................25

LEGAL COUNSEL................................................................25

DISTRIBUTOR..................................................................26

FINANCIAL STATEMENTS.........................................................26

APPENDIX A--PROXY VOTING POLICY AND PROCEDURES...............................27

                      DESCRIPTION OF THE TRUST AND THE FUND

     Church Capital Investment Trust (the "Trust") is an open-end investment company established as a business trust under the laws of Ohio by an Agreement and Declaration of Trust dated April 6, 2005 (the "Trust Agreement"). The Trust currently offers two series of shares to investors, Church Capital Value Trust (the "Fund"), which is included in this SAI, and the Church Capital Money Market Fund, which is included in a separate SAI. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. For information on the Church Capital Money Market Fund, please call 1-877-742-8061 or visit WWW.CHURCHCAPITAL.COM.

     The investment adviser to the Fund is Church Capital Management, LLC (referred to hereafter as the "Adviser" or "Church Capital"). More information on Church Capital is contained in the section "The Investment Adviser."

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "How the Fund Values its Shares" in the Fund's Prospectus and "Determination of Net Asset Value" in this SAI.

             ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
                                 CONSIDERATIONS

     This section contains information about the Fund's non-principal investment strategies and risks.

     EQUITY SECURITIES - In addition to common stock, the Fund may invest in other types of equity securities, such as preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, American Depositary Receipts ("ADRs") and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group and Moody's Investors Services, Inc. although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Adviser expects, however, that generally the preferred stocks in which the Fund invests will be of investment grade or, if unrated, of comparable quality in the opinion of the Adviser.

     The Fund may invest in foreign securities through the purchase of ADRs. ADRs are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. ADRs are subject to the same risks as the underlying foreign securities to which they relate. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.


         EXCHANGE TRADED FUNDS -- Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDs, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A Midcap SPDR is the same as a SPDR except that it tracks the S&P's Midcap 400 and trades on the American Stock Exchange under the symbol MDY. DIAMONDs represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDs trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in exchange traded funds from a variety of financial institutions such as Barclays Global Fund Advisors (iShares), Merrill Lynch (HOLDRs), Fidelity (Fidelity Select Portfolios), PDR Services LLC (Select Sector
SPDR), State Street Capital Markets, LLC (Fortune e-50, Fortune 500, and streetTRACKS) and The Vanguard Group (VIPERs). Each equity security described in this paragraph is issued by a registered investment company that charges investors certain fees and expenses. As a result of the Fund's investment in these securities, these expenses are passed on to the Fund and its shareholders. The Fund may enter into participation agreements with certain ETF sponsors who have received SEC exemptive orders that will permit it to invest in ETFs in excess of limits imposed by the Investment Company Act of 1940 (the "1940 Act").

     OTHER MUTUAL FUNDS -- The Fund may invest in shares of money market funds and other registered open-end investment companies, subject to limits imposed by the 1940 Act. Generally, this means that the Fund may invest any percentage of its assets in another mutual fund if immediately after such purchase not more than 3% of the total outstanding shares of such underlying fund is owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

     REPURCHASE AGREEMENTS -- The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government obligations"). A repurchase agreement, which is a type of loan, is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. Repurchase agreements will be used by the Fund as an option for its overnight cash investments. The Fund will typically invest in repurchase agreements when the yield offered is equal to or better than the yield of other short-term investment options available to the Fund.

     REVERSE REPURCHASE AGREEMENTS - A reverse repurchase agreement requires the Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price. The Fund generally would retain the right to interest and principal payments on the security. If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. Reverse repurchase agreements are also considered a form of borrowing.

     OPTION TRANSACTIONS -- The Fund may engage in option transactions involving individual stocks as well as stock indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or, to the extent it does not hold the security, maintains a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). For a call option on an index, the option will be covered if the Fund holds a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, maintains a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. Government obligations or to deposit assets in escrow with the custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option purchased by the Fund may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations. The Fund will limit its investments in options to 10% of its total assets.

     LOANS OF PORTFOLIO SECURITIES -- The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors that the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. Government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 25% of the value of the Fund's net assets. Although generation of income is not a principal investment strategy of the Fund, the Adviser may, if deemed in the best interest of the Fund, loan the Fund's securities. The income generated by such loans can be used by the Fund to pay expenses, cover redemptions, and purchase additional portfolio securities.

     SHORT SALES -- The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

     In connection with its short sales, the Fund will be required to maintain a segregated account with its custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Fund will limit its short sales so that no more than 25% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit Fund's potential loss on a short sale, which is unlimited.

     The Fund may also sell a security short "against the box," which means that the Fund sells a security that it owns, or has the right to obtain without payment of further consideration. The borrowing and segregated account provisions described above do not apply to short sales against the box.

                             INVESTMENT LIMITATIONS

     FUNDAMENTAL. The Fund's status as a diversified fund as well as the investment limitations described below have been adopted by the Trust with respect to the Fund as "fundamental," i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. See the Prospectus for more information on the Fund's investment objective and strategies.

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (the "SEC") or its staff.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

     7. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above nor does it apply to the non-fundamental policy regarding illiquid securities set forth in paragraph 5 below. With regards to the Fund's borrowing policy, if at anytime the Fund's borrowings exceed the 300% asset coverage requirement, the Fund will reduce its borrowings to meet such requirement within 3 business days of such occurrence.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are "non-fundamental," i.e., they may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy.

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. The Fund will not mortgage, pledge, or hypothecate more than 15% of its net assets.

     2. LEVERAGE. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or in this SAI.

     5. ILLIQUID INVESTMENTS. The Fund will not invest more than 15% of its net assets in illiquid securities.

                             THE INVESTMENT ADVISER

     The Fund's investment adviser is Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067. Church Capital is a wholly-owned subsidiary of Sterling Financial Corporation, a publicly traded company. Church Capital and the Fund's distributor, Bainbridge Securities Inc. (the "Distributor"), are affiliated companies, both subsidiaries of Sterling Financial Corporation.

     Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Adviser places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. As compensation for its management services, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

     The Adviser has contractually agreed to reduce a portion of its advisory fees or to reimburse certain ordinary operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average daily net assets. This Expense Limitation Agreement remains in effect for a period of three years from the beginning of the Fund's operations. Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund provided that the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. The Adviser's ability to recover fee reductions or expense reimbursements under the terms of the Expense Limitation Agreement terminates upon the termination of the Advisory Agreement with the Trust. In addition, the Board of Trustees has reserved the right to terminate the Expense Limitation Agreement at any time, upon 60 days advance written notice. If the Board of Trustees terminates the Agreement, the Adviser has no right or claim to recover any fee reductions and expense reimbursements that have not been previously reimbursed.

     During the fiscal period ended November 30, 2006, the Fund accrued advisory fees of $206,753, of which $104,130 was waived by the Adviser in order to limit the Fund's ordinary operating expenses to 1.25% of its average daily net assets. As of November 30, 2006, the amount available for recovery that has been waived by the Adviser pursuant to the Expense Limitation Agreement is $104,130. The ability to recover this amount expires during the fiscal year ending November 30, 2009.

     Unless sooner terminated, the Advisory Agreement shall continue in effect until December 8, 2007, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder. The Fund will not be subject to any payment or penalty if the Advisory Agreement terminates.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

THE PORTFOLIO MANAGERS

     Gregory A. Church, Jacob L. Saumure and Michael Church serve as co-Portfolio Managers to the Fund. Gregory A. Church is the father of Michael Church. Messrs. Church, Saumure and Church are responsible for overseeing the day-to-day management of the Fund. As of December 31, 2006, the Adviser manages approximately $2.2 billion in assets.

OTHER ACCOUNTS MANAGED (as of December 31, 2006)
----------------------

     The Portfolio Managers are also responsible for the day-to-day management of other accounts, as indicated in the following table. None of these accounts has an advisory fee based on the performance of the account.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                               TOTAL                              ACCOUNTS     TOTAL ASSETS OF
                                                             NUMBER OF                         MANAGED WITH    ACCOUNTS MANAGED
 NAME OF PORTFOLIO                                            OTHER        TOTAL ASSETS OF     ADVISORY FEE  WITH ADVISORY FEE
     MANAGER                    TYPE OF ACCOUNTS             ACCOUNTS       OTHER ACCOUNTS       BASED ON           BASED ON
                                                              MANAGED          MANAGED          PERFORMANCE       PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Gregory A. Church        Registered Investment Companies:        0               $0                  0               $ 0
                         Other Pooled Investment Vehicles:       0               $0                  0               $ 0
                         Other Accounts:                        450         $700 million             0               $ 0
-----------------------------------------------------------------------------------------------------------------------------------
Jacob L. Saumure, CFA    Registered Investment Companies:        0               $0                  0               $ 0
                         Other Pooled Investment Vehicles:       0               $0                  0               $ 0
                         Other Accounts:                        400         $233 million             0               $ 0
-----------------------------------------------------------------------------------------------------------------------------------
Michael Church           Registered Investment Companies:        0               $0                  0               $ 0
                         Other Pooled Investment Vehicles:       0               $0                  0               $ 0
                         Other Accounts:                        100          $50 million             0               $ 0
-----------------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST
-------------------------------

     The Adviser does not believe any material conflicts of interest exist in connection with the Portfolio Managers' management of Fund assets and their participation in management of the other accounts noted above. The client accounts managed by the Adviser have essentially the same investment objective and are managed according to similar strategies as the Fund or, in the alternative, have unique investment objectives and/or strategies that do not overlap with the Fund. These client accounts, like the Fund, pay either an advisory fee based upon the size of the accounts or, in some instances, pay a fee based on a fixed schedule. No performance-related fee structures are involved with any of the client accounts. As a result, the Adviser does not believe any material conflicts exist with regard to security selection or security allocation between the Fund and the other accounts. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. It is the policy of the Adviser to allocate advisory recommendations and place orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. In addition, the Adviser has adopted a code of ethics governing its employees personal trading activities. This code of ethics is designed to ensure that the Adviser's clients, including the Fund, are not disadvantaged by the trading activities of Adviser employees.


COMPENSATION
------------

     Mr. Gregory A. Church receives a fixed salary from the Adviser, as well as stock options of the Adviser's parent company, Sterling Financial Corporation ("Sterling"). The receipt of stock options is fully discretionary, and determined by Sterling's management team. Mr. Church is also offered an opportunity to participate in a deferred compensation plan. Mr. Church, like all employees of the Adviser, participates in Sterling's 401(k) plan. Mr. Church also is provided with a company car.

     Mr. Jacob L. Saumure receives a fixed salary from the Adviser, and is eligible to receive a bonus. The bonus is based upon the attainment of a combination of personal, team and overall company goals. Mr. Saumure, like all employees of the Adviser, participates in Sterling's 401(k) plan.

     Mr. Michael Church receives a fixed salary from the Adviser, and is eligible to receive a bonus. The bonus is based upon the attainment of a combination of personal, team and overall company goals. Mr. Church, like all employees of the Adviser, participates in Sterling's 401(k) plan.

OWNERSHIP OF FUND SHARES
------------------------

     The following table indicates the dollar range of securities of the Fund beneficially owned by the Portfolio Managers as of November 30, 2006.

 ---------------------------------------------------------------------------
                Name of                 Dollar Value of Fund Shares
            Portfolio Manager                Beneficially Owned
 ---------------------------------------------------------------------------
        Gregory A. Church                   $50,001 - $100,000
 ---------------------------------------------------------------------------
        Jacob L. Saumure, CFA                   $1 - $10,000
 ---------------------------------------------------------------------------
        Michael Church                      $10,000 - $50,000
 ---------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. These three trustees represent the Trust's "Independent Trustees" and will be noted as such hereafter. The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust, other than the Trust's chief compliance officer, receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                 NUMBER OF
                                                                                                               PORTFOLIOS IN
                                                                       PRINCIPAL OCCUPATION(S) DURING            COMPLEX
                                      LENGTH OF   POSITION(S) HELD     PAST 5 YEARS AND DIRECTORSHIPS           OVERSEEN BY
   NAME, ADDRESS AND AGE             TIME SERVE      WITH TRUST             OF PUBLIC COMPANIES                   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

* Thomas P. Dautrich                    Since         Trustee          From May 2006 through present                 2
301 Oxford Valley Road, Suite 801B      April                          Chairman of the Board of Bank of
Yardley, Pennsylvania 19067             2005                           Lancaster County (PA.).  From
Year of Birth: 1948                                                    May 2006 through present
                                                                       executive consultant to Sterling
                                                                       Financial Corp.'s Executive
                                                                       management team.  From January




                                       11

                                                                       2002 through May 2006, Vice
                                                                       President and Chief Banking
                                                                       Officer of Sterling Financial
                                                                       Corp.


INDEPENDENT TRUSTEES:

Gerald L. Printz                        Since           Chairman       From November 1993 through                    2
301 Oxford Valley Road, Suite 801B    December         and Trustee     present, President of Amsador,
Yardley, Pennsylvania 19067             2005                           Ltd. (information management
Year of Birth: 1956                                                    consulting firm).  From April
                                                                       2002 through present, Chief
                                                                       Executive Officer of 20/20
                                                                       Innovations, LLC (provides crisis
                                                                       management planning and
                                                                       prevention services). From
                                                                       March 1996 through February
                                                                       2006, a Trustee of the Matterhorn
                                                                       Growth Fund (an open-end
                                                                       investment company).

Portia Sue Perrotty                     Since           Trustee        From January of 2003 through                  2
301 Oxford Valley Road, Suite 801B    December                         present, Chief of Staff for the
Yardley, Pennsylvania 19067             2005                           First Lady of Pennsylvania.
Year of Birth: 1953

Brian D. Wassell, CPA                   Since           Trustee        Partner of Trout, Ebersole &                  2
301 Oxford Valley Road, Suite 801B    December                         Groff LLP (CPA firm)
Yardley, Pennsylvania 19067             2005
Year of Birth: 1969

EXECUTIVE OFFICERS:

Gregory A. Church                       Since           President      Founder and Chairman of Church
301 Oxford Valley Road, Suite 801B    December                         Capital Management, LLC
Yardley, Pennsylvania 19067             2005
Year of Birth: 1956

Robert G. Dorsey                        Since         Vice President   Managing Director of Ultimus
225 Pictoria Drive, Suite 450         December                         Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                  2005                           Fund Distributors, LLC
Year of Birth: 1957

Mark J. Seger                           Since           Treasurer      Managing Director of Ultimus
225 Pictoria Drive, Suite 450         December                         Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 45246                  2005                           Fund Distributors, LLC
Year of Birth: 1962

John F. Splain                          Since           Secretary      Managing Director of Ultimus
225 Pictoria Drive, Suite 450         December                         Fund Solutions, LLC and Ultimus
Cincinnati, Ohio 4524                   2005                           Fund Distributors, LLC
Year of Birth: 1956


                                       12

Jerome Walther                          Since            Chief         Executive Vice President and
301 Oxford Valley Road, Suite 801B    December         Compliance      Chief Compliance Officer of
Yardley, Pennsylvania 19067             2006            Officer        Church Capital Management,
Year of Birth: 1963                                                    LLC


     * Thomas P. Dautrich is an affiliated person of Church Capital Management, LLC, the Fund's investment adviser, and Bainbridge Securities Inc., the Fund's principal underwriter, and is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Trustees have established an Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. Ms. Perrotty and Messrs. Printz and Wassell are the members of the Audit Committee. The Audit Committee held one meeting during the fiscal period ended November 30, 2006. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions. The Independent Trustees are responsible for handling nominating or compensation related issues for the Trust.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2006.

                           Dollar Range of              Aggregate Dollar
                          Fund Shares Owned       Range of Shares of All Funds
Name of Trustee              by Trustee               Overseen by Trustee
--------------------------------------------------------------------------------
INTERESTED TRUSTEE:
Thomas P. Dautrich              None                          None
INDEPENDENT TRUSTEES:
Gerald L. Printz            $1- $10,000                   $1- $10,000
Portia Sue Perrotty         $1- $10,000                   $1- $10,000
Brian D. Wassell                None                          None

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Distributor will receive any compensation from the Fund for serving as an officer or Trustee of the Trust, excluding the Trust's chief compliance officer. Each Trustee who is an Independent Trustee receives from the Fund an annual retainer of $4,000, payable quarterly, and a $1,000 fee for attendance at each Board meeting, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation paid during the fiscal period ended November 30, 2006.

------------------------------------------------------------------------------------------------------------
                           Aggregate              Pension of      Estimated Annual    Total Compensation
                        Compensation for     Retirement Benefits   Benefits Upon      for Services to Fund
  Name of Trustee       Services to Fund           Accrued          Retirement          and Fund Complex
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:            None                 None              None                   None
------------------------------------------------------------------------------------------------------------
Thomas P. Dautrich
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Gerald L. Printz              $2,500                None              None                  $5,000
------------------------------------------------------------------------------------------------------------
Portia Sue Perrotty           $2,500                None              None                  $5,000
------------------------------------------------------------------------------------------------------------
Brian D. Wassell              $2,000                None              None                  $4,000
------------------------------------------------------------------------------------------------------------

     INDEPENDENT   TRUSTEE  OWNERSHIP  IN  THE  FUND'S  INVESTMENT   ADVISER  OR
DISTRIBUTOR. As of December 31, 2006, none of the Independent Trustees owned securities of the Adviser or Distributor.

                             PRINCIPAL SHAREHOLDERS

     As of March 2, 2007, the following accounts owned of record 5% or more of the Fund's outstanding shares:

------------------------------------------------------------------------------------------------------
 Name and Address of Shareholder        Number of Fund     Percentage of Fund's     Type of Ownership
                                         Shares Owned       Outstanding Shares
------------------------------------------------------------------------------------------------------
National Financial Services LLC             284,839               9.68%                  Record
1 World Financial Center
New York, NY 10281284,839
------------------------------------------------------------------------------------------------------
STRACO                                      982,397              33.40%                  Record
P.O. Box 38
East Petersburg, PA 17520
------------------------------------------------------------------------------------------------------
STRAVEST                                    229,838               7.81%                  Record
P.O. Box 38
East Petersburg, PA 17520
------------------------------------------------------------------------------------------------------

     As of March 2, 2007, the officers and Trustees owned as a group less than 1% of the Fund's outstanding shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser does not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares, including Bainbridge Securities Inc., so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. During the fiscal period ended November 30, 2006, the Fund paid brokerage commissions of $82,130.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. The Adviser does not have arrangements with any broker, the Fund's custodian, or the Fund's transfer agent to receive hard dollar credits for allocating portfolio trades to a particular broker.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker including Bainbridge Securities Inc. (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Distributor. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliate if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Advisory Agreement provides that affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to an affiliate, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability. During the fiscal period ended November 30, 2006, the Fund paid brokerage commission of $52,900 to Bainbridge Securities Inc., an affiliated broker-dealer. During the fiscal period ended November 30, 2006, Bainbridge Securities Inc. received 64.4% of the Fund's aggregate brokerage commissions for effecting 73.7% of the aggregate dollar amount of transactions involving brokerage commissions.

     The Advisory Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by an affiliate from brokerage commissions generated from portfolio transactions of the Fund. An affiliated broker-dealer will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     During the fiscal period ended November 30, 2006, the Fund purchased common stock issued by the parent company of Citigroup Global Markets Inc., the market value of which was

$1,388,520 as of November 30, 2006. Citigroup Global Markets Inc. is one of the Trust's "regular broker-dealers" as defined in the 1940 Act.

     CODE OF ETHICS. The Trust, the Adviser and the Distributor have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics adopted by the Trust, the Adviser and the Distributor is on public file with, and is available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The share price (net asset value) of the shares of the Fund is determined as of the end of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. The value of foreign securities held by the Fund is converted into U.S. dollars using an exchange rate from an independent third party. When reliable market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, the Adviser determines a fair value for such securities according to guidelines approved by the Board. The Adviser, prior to the calculation of the Fund's NAV, will present its recommended value to a member of the Audit
Committee for review and approval. At the next regularly scheduled Board of Trustees meeting, the Board will be presented with a written report summarizing the pricing process and will be asked to review and ratify the selected price.

     Fixed income  securities  are valued at their  market  value when  reliable market quotations are readily available. A pricing service typically utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. In computing its NAV, the Fund usually values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, the Adviser will determine a fair value for such securities, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


                         CALCULATION OF PERFORMANCE DATA

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n + ERV

Where:

P =      a hypothetical initial payment of $1,000
T =      average annual total return
n =      number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown.

The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total returns as described above.

                               REDEMPTIONS IN-KIND

     The Fund may process any redemption request in excess of $250,000 or 1% of the Fund's assets (whichever is less) by paying redemption proceeds in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized gains are distributed in accordance with the Code. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

     To qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     TAXATION OF THE SHAREHOLDER. Dividends from net investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares of the Fund are held. Distributions are taxable whether received in cash or reinvested in shares of the Fund.

     Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 20011. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. Under current IRS practice, the prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     Any loss arising from the sale or redemption of shares in the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares in the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

     If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gains distributions may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

     Distributions by the Fund will result in a reduction in the market value of the Fund's shares. Should a distribution reduce the market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

         A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Investors should consult their tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

         Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction". A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust and the Adviser have adopted a proxy voting policies that describe how the Fund intends to vote proxies relating to portfolio securities. The policies of the Trust and the Adviser are attached to this SAI as Appendix
A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request by calling 1-877-742-8061, or on the SEC's website at http://www.sec.gov.


                               PORTFOLIO TURNOVER

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of capital gains, which would increase the amount of capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid federal income or excise taxes. See "Taxes." A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. For the fiscal period ended November 30, 2006, the Fund's portfolio turnover rate was 127%.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

     o Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     o Information regarding portfolio securities, and other information regarding the investment activities of the Fund (other than information contained in Official Reports), may be disclosed to rating and ranking organizations ("Rating Agencies") for use in connection with their rating or ranking of the Fund. If portfolio information is released to the general public prior to its release to a Rating Agency, no confidentiality agreements or prohibitions on trading will be sought from these organizations. The Chief Compliance Officer will inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval. Currently, the Fund is providing portfolio information to five different rating or ranking organizations. These Rating Agencies offer various services to investors and may make the Fund's top portfolio holdings available to their subscribers for a fee. Neither the Fund, the Adviser nor any of their affiliates receive any portion of this fee. In each instance where portfolio information is disclosed to these organizations, a minimum of a 30 day lag exists.

          Below is a table listing the organizations that currently are authorized to receive non-public portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

----------------------------------------------------------------------------------------------------------------
                                                                                               RECEIPT OF
                                                                                               COMPENSATION
  NAME OF RATING OR                                  TIMING OF RELEASE AND CONDITIONS          OR OTHER
  RANKING                INFORMATION PROVIDED        OR RESTRICTIONS ON USE                    CONSIDERATION
  ORGANIZATION                                                                                 BY THE FUND
                                                                                               ITS AFFILIATED
                                                                                               PARTY
----------------------------------------------------------------------------------------------------------------
  Morningstar, Inc.      CUSIP, description,         Provided quarterly, with a 30-day             None
                         shares/par, market value    lag. No formal conditions or
                                                     restrictions.
----------------------------------------------------------------------------------------------------------------
  Lipper, Inc.           CUSIP, description,         Provided quarterly, with a 30-day             None
                         shares/par                  lag.  No formal conditions or
                                                     restrictions. Lipper has indicated that
                                                     it will not trade  based on the Fund's
                                                     portfolio information, and it prohibits
                                                     its employees from any such trading.
----------------------------------------------------------------------------------------------------------------
  Bloomberg L.P.         CUSIP, shares/par,          Provided quarterly, with a 30-day             None
                         market value                lag.  No formal conditions or
                                                     restrictions.  Bloomberg has
                                                     indicated that it requires all
                                                     employees to sign confidentiality
                                                     agreements  acknowledging all
                                                     information received during their
                                                     employment must be used for legitimate
                                                     business purposes only.

                                       22

----------------------------------------------------------------------------------------------------------------
  Standard & Poors, Inc. CUSIP, description,         Provided quarterly, with a 30-day             None
                         shares/par, market value,   lag.  No formal conditions or
                         % of total net assets       restrictions.  S&P has indicated that
                                                     its employees are required to follow a
                                                     code of business conduct that
                                                     prohibits them from using portfolio
                                                     information for anything other than
                                                     performing  their job responsibilities;
                                                     S&P employees must certify
                                                     annually that they have followed this
                                                     code of  business conduct.
----------------------------------------------------------------------------------------------------------------
  Thomson Financial      CUSIP, shares/par, market   Provided quarterly, with a 30-day             None
                         value, cost basis           lag.  No formal conditions or
                                                     restrictions. Thomson Financial has
                                                     indicated that it requires all
                                                     employees to sign confidentiality
                                                     agreements acknowledging that all
                                                     information received during their
                                                     employment  must be used for
                                                     legitimate  business purposes only.
----------------------------------------------------------------------------------------------------------------

     o The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the adviser, distributor, administrator (including the transfer agent and fund accountant), custodian, printers or to brokers and dealers through which the Fund purchases and sells portfolio securities. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include
          (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or
          (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

----------------------------------------------------------------------------------------------------
  TYPE OF SERVICE PROVIDER           FREQUENCY OF ACCESS TO            RESTRICTIONS ON USE
                                     PORTFOLIO INFORMATION
----------------------------------------------------------------------------------------------------
  Adviser                            Daily                             Contractual and Ethical
----------------------------------------------------------------------------------------------------
  Administrator (fund accountant     Daily                             Contractual and Ethical
  and transfer agent)
----------------------------------------------------------------------------------------------------
  Custodian                          Daily                             Contractual and Ethical
----------------------------------------------------------------------------------------------------



                                       23

  Auditor                            During annual audit               Ethical
----------------------------------------------------------------------------------------------------
  Legal counsel                      Regulatory filings, board         Ethical
                                     meetings, and if a legal issue
                                     regarding the portfolio requires
                                     counsel's review
----------------------------------------------------------------------------------------------------
  Printers                           Twice a year - printing of        No formal restrictions in
                                     semi-annual and annual reports    place.  Printer receives
                                                                       portfolio on or about time
                                                                       filed with the SEC -
                                                                       approximately 60 days
                                                                       old by the time received.
----------------------------------------------------------------------------------------------------
  Broker/Dealers through which       Daily access to the relevant      Contractual and Ethical
  Fund purchases and sells           purchase and/or sale - no
  portfolio securities               broker/dealer has access to the
                                     Fund's entire portfolio
----------------------------------------------------------------------------------------------------

     The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above including those where contractual obligations between the Fund and the party do not exist.

o The Chief Compliance Officer has been given the authority by the Board of Trustees to approve other arrangements, not described herein, under which information relating to portfolio securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other persons. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is subject to a confidentiality agreement and prohibition on trading. The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Fund.

                                    CUSTODIAN

     U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For its services as transfer agent, Ultimus receives from the Fund a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month with respect to each class of shares. In addition, the Fund reimburses Ultimus for out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communications lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $3,000 per month plus an asset-based fee at the annual rate of .01% of the Fund's average daily net assets up to $500 million and .005% of such assets over $500 million. In addition, the Fund reimburses Ultimus for all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meeting of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $500 million, .075% of such assets from $500 million to $1 billion and .05% of such assets in excess of $1 billion; provided, however, that the minimum fee is $2,000 per month.

     During the fiscal period ended November 30, 2006, Ultimus received fees of $22,683 from the Fund in its capacity as administrator, $27,904 in its capacity as fund accountant, and $14,750 in its capacity as transfer agent.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102, has been selected as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2007. Briggs, Bunting & Dougherty, LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                  LEGAL COUNSEL

     The firm of Thompson & Coburn LLP, One US Bank Plaza, St. Louis, Missouri, 63101 has been selected as legal counsel for the Trust.

                                   DISTRIBUTOR

     Bainbridge Securities Inc. (the "Distributor"), 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

     Thomas P. Dautrich, a Trustee of the Trust, is an affiliated person of both the Distributor and the Trust.

                              FINANCIAL STATEMENTS

     The financial statements of the Fund, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference to the annual report of the Fund dated November 30, 2006.

                                                                      Appendix A
                                                                      ----------


                         CHURCH CAPITAL INVESTMENT TRUST

                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of Church Capital Investment Trust (the "Trust") has determined that it is in the best interests of the Trust and its respective series (each, a "Fund" and collectively, the "Funds") for the Trust to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

POLICY
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Church Capital Management, LLC (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trust (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

FIDUCIARY DUTY
The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

PROCEDURES
The following are the procedures adopted by the Board for the administration of this policy:

     REVIEW OF ADVISER PROXY VOTING PROCEDURES. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

     VOTING RECORD REPORTING. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trust at least annually. Such voting record information shall be in a form acceptable to the Trust and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trust and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest1, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

     RECORD RETENTION. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.

     D. CONFLICTS OF INTERESt. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trust that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trust of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

REVOCATION
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

ANNUAL FILING
The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.2

DISCLOSURES

     The Trust shall include in its registration statement:

          A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

          A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the


--------------------------------

1 As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Adviser's independence of judgment and action with respect to the voting of the proxy.

2 The Trust must file its first report on Form N-PX not later than August 31, 2006, for the period beginning with each Fund's inception date and ending June 30, 2006.

          Securities and Exchange Commission's (the "SEC") website.


     The  Trust  shall  include  in  its  annual  and  semi-annual   reports  to
shareholders:

          A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

          A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

REVIEW OF POLICY

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                         CHURCH CAPITAL MANAGEMENT, LLC

                               PROXY VOTING POLICY
                               -------------------

     Church Capital Management, LLC ("Adviser") is registered with the Securities Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Adviser typically manages discretionary and non-discretionary accounts and, solely with respect to discretionary accounts, Adviser will vote proxies it receives related to securities held in those accounts. Consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, Adviser has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of its clients. Adviser, consistent with its duty of care, will monitor corporate actions for those issuers whose securities Adviser will be called upon to vote. Consistent with its duty of loyalty, Adviser will, in all cases, vote to promote its clients' best interests. In determining how to vote proxies, Adviser will not subordinate the economic interest of its clients to its own interests or to that of any other entity or interested party.


                        I.   KEY PROXY VOTING ISSUES

     Adviser believes that all votes should be reviewed on a company-by-company basis and each issue should be considered in the context of the company under review, and subject to an analysis of the economic impact such issue may have on the client's stated investment objectives. Adviser will give great weight to the views of management only when the issues involved will not have a negative impact on the clients' values. In all other cases, Adviser will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.   BOARD OF DIRECTORS
     ------------------

     Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Adviser believes that company directors should act in the long-term interests of the company's shareholders and the company as a whole. Generally, Adviser will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. Adviser will consider the following factors in deciding how to vote proxies relating to director elections:

     o In re-electing incumbent directors, the long-term performance of the company relative to its peers - Adviser will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry unless the advisory representative voting the proxy believes that the board has demonstrated that it is taking or proposes to take measures designed to improve the company's poor performance.

     o Whether the slate of director nominees promotes a majority of independent directors on the full board - Adviser believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

     o Existence of any prior SEC violations and/or other criminal offenses - Adviser will not vote in favor of a director nominee that, to Adviser's actual knowledge, is the subject of SEC or other criminal enforcement actions.

     Adviser believes that it is in the shareholders' best interests to have bright and experienced directors serving on a company's board. To this end, Adviser believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Adviser will consider whether proposals relating to director compensation are reasonable in relation to the company's performance and resources. Adviser will vote in favor of proposals that seek to impose reasonable limits on director compensation.

     In all other issues that may arise relating to the board of directors, Adviser will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders.

2.   CORPORATE GOVERNANCE
     --------------------

     Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company.

     i. CORPORATE DEFENSES. Although Adviser will review each proposal on a case-by-case basis, Adviser will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Adviser will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

     ii. CORPORATE RESTRUCTURING. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Adviser will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

     iii. CAPITAL STRUCTURE. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Adviser will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Adviser will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

     iv. EXECUTIVE COMPENSATION. Adviser believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Adviser also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Adviser will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Adviser will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

     Adviser will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

     v. INDEPENDENT AUDITORS. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, Adviser generally will vote to ratify the employment or retention of a company's independent auditors unless Adviser is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

3.   SHAREHOLDER RIGHTS
     ------------------

     State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. Adviser will analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. Adviser will vote in favor of proposals that best represent the interests of Adviser's clients.

4.   SOCIAL AND ENVIRONMENTAL ISSUES
     -------------------------------

     In determining how to vote proxies in this category, Adviser will consider the following factors:

     o Whether the proposal creates a stated position that could affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;
     o The percentage of assets of the company that will be devoted to implementing the proposal;
     o Whether the issue is more properly dealt with through other means, such as through governmental action;
     o Whether the company has already dealt with the issue in some other appropriate way; and
     o    What other companies have done in response to the issue.

     While Adviser generally supports shareholder proposals that seek to create good corporate citizenship, Adviser will vote against proposals that would tie up a large percentage of the assets of the company. Adviser believes that such proposals are inconsistent with its duty to seek value for its clients. Adviser will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Adviser will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.


                           II. PROXY VOTING PROCEDURES

1.   DESIGNATION OF PROXY VOTING OFFICER
     -----------------------------------

     Adviser hereby appoints Jacob Saumure, Senior Vice President, as Proxy Voting Officer. Mr. Saumure will be responsible for consideration of proxy voting. Mr. Saumure shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.


4.   CONFLICT OF INTEREST TRANSACTIONS
     ---------------------------------

     The Proxy Voting Officer is responsible for identifying all proxy solicitations which, in his reasonable belief, present a conflict between the interests of the clients on one hand, and those of the Adviser or any of its affiliated persons/entities (each, an "Advisory Entity"). Conflicts of interest include, but are not limited to, situations where:

     o an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);
     o an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

     o an Advisory Entity has a personal or business relationship with a candidate for directorship; or
     o an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

     The Proxy Voting Officer will abstain from voting any proxies which present a conflict of interest. One such conflict involves voting proxies of Sterling Financial Corporation, the Adviser's parent company. The Proxy Voting Officer or Portfolio Manager will contact any client who holds a security in which a conflict of interest has been identified, explain the nature of the conflict of interest and forward the proxy voting materials to the client.

     If the advisory client is a mutual fund, the Proxy Voting Officer shall present the information on the potential conflict of interest as outlined above to the Fund's Chief Compliance Officer. The Chief Compliance Officer will report the conflict to the Board of Trustees of the fund and shall request guidance from the Board on how to vote the proxy. In such cases, the Proxy Voting Officer shall to vote in accordance with the direction of the Board of Trustees.

5.   RESPONDING TO CLIENT REQUESTS FOR PROXY VOTING DISCLOSURE
     ---------------------------------------------------------

     Adviser  will  include a brief  description  of this Policy in its Form ADV
Part II and deliver such form in accordance with the requirements of the Advisers Act. Adviser will also include a notice in the Form ADV Part II, notifying clients that a copy of this Policy, as well as a record of how Adviser voted proxies related to that particular client's account is available, without charge, to any client that wishes review such information. Such requests will be required to be made in writing to Adviser at its business address. Each portfolio manager shall respond to all client requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.


                             III. RECORD KEEPING

     In connection with this Policy, the Adviser shall maintain a record of the following:

     o copies of all proxies solicitations received by Adviser (the Principal may rely on the SEC's EDGAR database to obtain electronic copies of proxies filed with the SEC);
     o copies, if any, of all waiver requests submitted to the Board and the Board's final determination relating thereto;
     o copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board's final determination relating thereto;
     o copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;
     o    copies  of all  votes  cast;
     o copies of all client requests for Adviser's proxy voting record and responses thereto.

     For proxies voted on behalf of Church Capital Investment Trust, the Adviser will enter into an electronic Proxy Voting database the following information:

     o    the name of the company soliciting the proxy;
     o    a list  of  proposals  to be  voted  upon;
     o    the vote cast on each proposal;
     o    a brief explanation of whether each vote conforms to this Policy;
     o a list of clients that have requested information on proxies voted for their accounts, the date of such request and the date the response was forwarded to the client; and
     o a brief description of any waiver request submitted to the Board or abstention approved by the Proxy Voting Officer.

     All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Adviser pursuant to Rule 204-2 of the Advisers Act.

                         CHURCH CAPITAL INVESTMENT TRUST

                        CHURCH CAPITAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 2007

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Church Capital Money Market Fund dated April 1, 2007. This SAI incorporates by reference the Fund's Prospectus dated April 1, 2007. You may obtain a free copy by writing to Church Capital Investment Trust at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by visiting www.churchcapital.com, or by calling 1-877-742-8061.


TABLE OF CONTENTS                                                           PAGE
================================================================================

DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
    CONSIDERATIONS.............................................................2

INVESTMENT LIMITATIONS.........................................................9

THE INVESTMENT ADVISER........................................................11

TRUSTEES AND OFFICERS.........................................................12

PRINCIPAL SHAREHOLDERS........................................................15

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................15

DETERMINATION OF NET ASSET VALUE..............................................17

CALCULATION OF PERFORMANCE DATA...............................................18

REDEMPTIONS IN-KIND...........................................................19

ADDITIONAL TAX INFORMATION....................................................19

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................21

CUSTODIAN.....................................................................24

FUND SERVICES.................................................................24

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................25

LEGAL COUNSEL.................................................................25

DISTRIBUTOR...................................................................25

FINANCIAL STATEMENTS..........................................................25

APPENDIX A--RATINGS OF INVESTMENT SECURITIES..................................26

                      DESCRIPTION OF THE TRUST AND THE FUND

     Church Capital Investment Trust (the "Trust") is an open-end investment company established as a business trust under the laws of Ohio by an Agreement and Declaration of Trust dated April 6, 2005 (the "Trust Agreement"). The Trust currently offers two series of shares to investors, the Church Capital Money Market Fund (the "Fund"), which is included in this SAI, and Church Capital Value Trust, which is in a separate SAI. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. For information on Church Capital Value Trust, please call 1-877-742-8061, or visit WWW.CHURCHCAPITAL.COM.

     The investment adviser to the Fund is Church Capital Management, LLC (referred to hereafter as the "Adviser" or "Church Capital"). More information on Church Capital is contained in the section "The Investment Adviser."

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in Fund's Prospectus and this SAI.

             ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
                                 CONSIDERATIONS

     The Fund operates as money market fund and seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its investments. For example, with respect to maturity, Rule 2a-7 currently requires money market funds to limit their investments to securities with remaining maturities of 397 days or less and maintain a dollar-weighted average maturity of 90 days or less, both calculated as described in the Rule. In addition, money market funds may only invest in high quality securities. The Fund is also subject to strict diversification requirements under Rule 2a-7.

     The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the Fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

FUND INVESTMENTS AND ASSOCIATED RISKS

ASSET-BACKED SECURITIES - Asset-backed securities are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of the Fund's industry concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. The Fund will limit its investments in each such industry to less than 25% of its total assets.

BANKERS' ACCEPTANCES - Bankers' Acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million. The Adviser will be responsible for monitoring compliance with this requirement.

BORROWING - The Fund is permitted to borrow to meet redemption requests rather than sell portfolio securities to raise the necessary cash. When the Fund borrows, it is subject to interest costs, which may exceed the interest received on the securities held in the Fund's portfolio or purchased with the borrowed funds. Borrowing can involve leveraging when securities are purchased with the borrowed money. If leveraging is used the Fund will segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (the "SEC").

CERTIFICATES OF DEPOSIT - Certificates of deposit are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The Fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million. The Adviser will be responsible for monitoring compliance with this requirement.

COMMERCIAL PAPER - Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper is typically unsecured, and is therefore subject to credit risk.

INDUSTRY CONCENTRATION - This occurs when a fund invests a substantial amount of assets in a particular industry or group of industries. Concentration increases investment exposure to the industry. The Fund will limit its investments in securities issued by foreign banks in the aggregate to less than 25% of its total assets. However, the Fund reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS - Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to the Fund.

DEBT SECURITIES - These are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS - These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the Fund until the security is delivered. The Fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

When the Fund sells a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could suffer losses.

DIVERSIFICATION - Diversification refers to the principle in investing that by holding a wide range of securities you are thereby spreading and reducing the risks of investment. The Fund is a diversified mutual fund as defined by the SEC regulations. The Fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time.

FOREIGN SECURITIES - Foreign securities involve additional risks because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which the Fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the Fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to the Fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the Fund.

ILLIQUID SECURITIES - Illiquid securities are generally any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instruments. The Fund will not invest more than 10% of the value of its net assets in illiquid or restricted securities. The liquidity of the Fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING -The Fund may engage in security lending arrangements for the primary objective of increasing its income. For example, the Fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

The Fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund, including collateral received from the loan (at market value computed at the time of the loan).

PROMISSORY NOTES - Promissory notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS OR DEMAND FEATURES - Puts and demand features are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When the Fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS -The Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the Fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are determined by the investment adviser to present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.

Should a security's high-quality rating change after purchase by the Fund, the Adviser would take such action, including no action, as determined to be in the best interest of the Fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to Appendix A of this SAI.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements that involve the Fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the Fund could invest directly. In addition, under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed, for purposes of meeting the diversification and credit quality requirements of Rule 2a-7, to be investments in U.S. government securities.

RESTRICTED SECURITIES - Restricted securities are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the Fund, under Securities Act Rule 144A.

Restricted securities may be deemed to be either liquid or illiquid. In order to be deemed liquid, the Fund must be able to dispose of the security in the ordinary course of business at approximately the amount the Fund has valued the security. In addition, the Adviser must determine that an institutional or other market exists for these securities. In making this determination, the Adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the Adviser monitors the Fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

REVERSE REPURCHASE AGREEMENTS - A reverse repurchase agreement requires the Fund to sell a security in exchange for cash and then enter into an agreement to repurchase the security at a specified future date and price. The Fund generally would retain the right to interest and principal payments on the security. If the Fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the Fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the Fund's portfolio securities. Reverse repurchase agreements are also considered a form of borrowing.

SECURITIES OF OTHER INVESTMENT COMPANIES - The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by the Fund into another investment company will cause shareholders to pay duplicative fees and incur expenses.

The Fund may invest in shares of money market funds and other open-end investment companies subject to limits imposed by the 1940 Act. The Fund may invest any percentage of its assets in another investment company if immediately after such purchase not more than 3% of the total outstanding shares of such underlying investment company is owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expense due to duplication of expenses to the extent it invests in securities of other investment companies.

STRIPPED  SECURITIES  - Stripped  securities  are  securities  whose  income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are subject to greater volatility than other money market instruments. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES - Many of the U.S. government securities that the Fund may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that the Fund owns do not extend to shares of the Fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a Fund holding could cause the Fund's share price or yield to fall.

U.S. TREASURY SECURITIES - Obligations of the U.S. Treasury include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES - Variable and floating rate debt securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by the Fund. In addition, the Fund may exercise only its demand rights at certain times. The Fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interests in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the Fund's investment limitations.

                             INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are "fundamental," i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

     7. CONCENTRATION. The Fund will not invest more than 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above nor does it apply to the non-fundamental policy regarding illiquid securities set forth in paragraph 5 below. With regards to the Fund's borrowing policy, if at anytime the Fund's borrowings exceed the 300% asset coverage requirement, the Fund will reduce its borrowings to meet such requirement within 3 days (not including Sundays and holidays) of such occurrence.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are "non-fundamental," i.e., they may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy.

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. The Fund will not mortgage, pledge, or hypothecate more than 15% of its net assets.

     2. LEVERAGE. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or in this SAI.

     5. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in illiquid securities.

                             THE INVESTMENT ADVISER

     The Fund's investment adviser is Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067. Church Capital is a wholly-owned subsidiary of Sterling Financial Corporation, a publicly traded company. Church Capital and the Fund's distributor, Bainbridge Securities Inc. (the "Distributor"), are affiliated companies, both subsidiaries of Sterling Financial Corporation.

     Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents of the Fund. The Adviser determines what securities and other investments will be purchased, retained or sold by the Fund, and does so in accordance with the investment objective and policies of the Fund as described herein and in the Prospectus. The Adviser places all securities orders for the Fund, determining with which broker, dealer, or issuer to place the orders. The Adviser must adhere to the brokerage policies of the Fund in placing all orders, the substance of which policies are that the Adviser must seek at all times the most favorable price and execution for all securities brokerage transactions. As compensation for its management services, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

     The Adviser has contractually agreed to reduce a portion of its advisory fees or to reimburse certain ordinary operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.66% annually of its average net assets. This Expense Limitation Agreement remains in effect for a period of three years from the beginning of the Fund's operations. Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund provided that the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment. The Adviser's ability to recover fee reductions or expense reimbursements under the terms of the Expense Limitation Agreement terminates upon the termination of the Advisory Agreement with the Trust. In addition, the Board of Trustees has reserved the right to terminate the Expense Limitation

Agreement at any time, upon 60 days advance written notice. If the Board of Trustees terminates the Agreement, the Adviser has no right or claim to recover any fee reductions and expense reimbursements that have not been previously reimbursed.

     During the fiscal period ended November 30, 2006, the Fund accrued advisory fees of $199,716, of which $92,622 was waived by the Adviser in order to limit the Fund's ordinary operating expenses to 0.66% of its average daily net assets. As of November 30, 2006, the amount available for recovery that has been waived by the Adviser pursuant to the Expense Limitation Agreement is $92,622. The ability of the Adviser to recover this amount expires during the fiscal year ending November 30, 2009.

     Unless sooner terminated, the Advisory Agreement shall continue in effect until December 8, 2007, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder. The Fund will not be subject to any payment or penalty if the Advisory Agreement terminates.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.


                              TRUSTEES AND OFFICERS

     Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. These three trustees represent the Trust's "Independent Trustees" and will be referred to as such hereafter. The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices, excluding the Trust's chief compliance officer.

     The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                      PRINCIPAL OCCUPATION(S) DURING            FUND
                                      LENGTH OF    POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS          COMPLEX
NAME, ADDRESS AND AGE                TIME SERVED      WITH TRUST           OF  PUBLIC COMPANIES              OVERSEEN BY
                                                                                                              TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

* Thomas P. Dautrich                    Since          Trustee        From May 2006 through present              2
301 Oxford Valley Road, Suite 801B      April                         Chairman of the Board of Bank of
Yardley, Pennsylvania 19067             2005                          Lancaster County (PA.).  From May
Year of Birth: 1948                                                   2006 through present executive
                                                                      consultant to Sterling Financial
                                                                      Corp.'s Executive management team.
                                                                      From January 2002 through May 2006
                                                                      Vice President and Chief Banking
                                                                      Officer of Sterling Financial Corp.
                                                                      From January 2000 through January
                                                                      2002 Chief Executive Officer of the
                                                                      Bank of Lancaster County (PA.).

INDEPENDENT TRUSTEES:

Gerald L. Printz                        Since          Chairman       From November 1993 through                 2
301 Oxford Valley Road, Suite 801B     December       and Trustee     present, President of Amsador,
Yardley, Pennsylvania 19067             2005                          Ltd. (information management
Year of Birth: 1956                                                   consulting firm).  From April
                                                                      2002 through present, Chief
                                                                      Executive Officer of 20/20
                                                                      Innovations, LLC (provides crisis
                                                                      management planning and prevention
                                                                      services).  From March of 1996 to
                                                                      February 28, 2006, Trustee of the
                                                                      Matterhorn Growth Fund (an open end
                                                                      mutual fund).

Portia Sue Perrotty                     Since          Trustee        From January of 2003 to present,           2
301 Oxford Valley Road, Suite 801B     December                       Chief of Staff for the First Lady
Yardley, Pennsylvania 19067             2005                          of Pennsylvania; from August 1981
Year of Birth: 1953                                                   to January 2002, served in various
                                                                      roles for Wachovia Bank.  Ms.
                                                                      Perrotty's last position was
                                                                      Executive Vice President of
                                                                      Wachovia Corp.

Brian D. Wassell, CPA                   Since          Trustee        Partner of Trout, Ebersole & Groff         2
301 Oxford Valley Road, Suite 801B     December                       LLP (CPA firm)
Yardley, Pennsylvania 19067             2005
Year of Birth: 1969



                                                                13

EXECUTIVE OFFICERS:

Gregory A. Church                       Since         President       Founder and Chairman of Church
301 Oxford Valley Road, Suite 801B     December                       Capital Management, LLC
Yardley, Pennsylvania 19067             2005
Year of Birth: 1956

Robert G. Dorsey                        Since       Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450          December                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                  2005                          Distributors, LLC
Year of Birth: 1957

Mark J. Seger                           Since         Treasurer       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450          December                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                  2005                          Distributors, LLC
Year of Birth: 1962

John F. Splain                          Since         Secretary       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450          December                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 4524                   2005                          Distributors, LLC
Year of Birth: 1956

Jerome H. Walther                       Since           Chief         Executive Vice President and Chief
301 Oxford Valley Road, Suite 801B     December       Compliance      Compliance Officer of Church
Yardley, Pennsylvania 19067             2006           Officer        Capital Management, LLC
Year of Birth: 1963


* Thomas P. Dautrich is an affiliated person of Church Capital Management, LLC, the Fund's investment adviser, and Bainbridge Securities Inc., the Fund's principal underwriter, and is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Trustees have established an Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. Ms. Perrotty and Messrs. Printz and Wassell are the members of the Audit Committee. The Audit Committee held one meeting during the fiscal period ended November 30, 2006. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions. The Independent Trustees are responsible for handling nominating or compensation related issues for the Trust.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2006.

                          Dollar Range of          Aggregate Dollar
                         Fund Shares Owned    Range of Shares of All Funds
Name of Trustee             by Trustee            Overseen by Trustee
--------------------------------------------------------------------------------
INTERESTED TRUSTEE:
Thomas P. Dautrich            None                       None
INDEPENDENT TRUSTEES:
Gerald L. Printz              None                    $1- $10,000
Portia Sue Perrotty           None                    $1- $10,000
Brian D. Wassell              None                       None

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Distributor will receive any compensation from the Fund for serving as an officer or Trustee of the Trust, excluding the Trust's chief compliance officer. Each Trustee who is an Independent Trustee receives from the Fund an annual retainer of $4,000, payable quarterly, and a $1,000 fee for attendance at each Board meeting, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation paid during the fiscal period ended November 30, 2006.

---------------------------------------------------------------------------------------------------------
                           Aggregate           Pension of        Estimated Annual    Total Compensation
                        Compensation for   Retirement Benefits    Benefits Upon     for Services to Fund
Name of Trustee         Services to Fund        Accrued            Retirement         and Fund Complex
---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:
---------------------------------------------------------------------------------------------------------
Thomas P. Dautrich            None               None                None                  None
---------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------------------------------------------------------------------------------------------
Gerald L. Printz             $2,500              None                None                 $5,000
---------------------------------------------------------------------------------------------------------
Portia Sue Perrotty          $2,500              None                None                 $5,000
---------------------------------------------------------------------------------------------------------
Brian D. Wassell             $2,000              None                None                 $4,000
---------------------------------------------------------------------------------------------------------

     INDEPENDENT TRUSTEE OWNERSHIP IN THE ADVISER OR DISTRIBUTOR. As of December 31, 2006, none of the independent trustees owned any securities of the Fund's investment adviser or distributor.


                             PRINCIPAL SHAREHOLDERS

     As of March 2, 2007, the following accounts owned of record 5% or more of the Fund's outstanding shares:

---------------------------------------------------------------------------------------------
Name and Address of Shareholder   Number of Fund   Percentage of Fund's   Type of Ownership
                                   Shares Owned     Outstanding Shares
---------------------------------------------------------------------------------------------
STRACO                              49,348,541           90.33%                Record
1097 Commercial Ave.
East Petersburg, PA 17520
---------------------------------------------------------------------------------------------
STRACO FBO Phoenixville              3,058,497            5.60%                Record
1097 Commercial Ave.

---------------------------------------------------------------------------------------------

     As of March 2, 2007, the Trustees and officers owned as a group less than 1% of the Fund's outstanding shares.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The money market securities in which the Fund invests are traded primarily in the over-the-counter market or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio transactions of the Fund will primarily consist of dealer spreads and underwriting commissions. During the fiscal period ended November 30, 2006, the Fund did not pay any brokerage commissions. All Fund trades were conducted on a principal basis or directly with the issuer.

     The Adviser does not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Neither the Fund nor the Adviser receives hard dollar credits from the Fund's custodian, the Fund's transfer agent or from any broker or dealer. In addition to these agency transactions, the Adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with SEC guidelines.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates or spreads on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker, including Bainbridge Securities Inc., (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Distributor. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliate if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Advisory Agreement provides that affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to an affiliate, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability.

     The Advisory Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by an affiliate from brokerage commissions generated from portfolio transactions of the Fund. An affiliated broker-dealer will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     During the fiscal period ended November 30, 2006, the Fund purchased commercial paper issued by the parent company of J.P. Morgan Securities Inc., the market value of which was $1,996,208 as of November 30, 2006. J.P. Morgan Securities Inc. is one of the Trust's "regular broker-dealers" as defined in the 1940 Act.

     CODE OF ETHICS. The Trust, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The personnel subject to the Codes of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value ("NAV") of the Fund's shares is calculated on each day that the New York Stock Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund seeks to maintain a stable NAV of $1.

     The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at a fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for their portfolio securities. Securities may be fair valued by the Adviser pursuant to procedures approved by the Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur after the Fund's close (1:30 pm Eastern time) that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

     The amortized cost method of valuation seeks to maintain a stable NAV per share of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

     If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the Fund's $1.00 NAV calculated using amortized cost, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to existing or future shareholders, the Board of Trustees would promptly consider what action, if any, should be initiated.

     If the Fund's NAV calculated using market values declined, or was expected to decline, below the Fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the Fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's NAV calculated using market values were to increase, or were anticipated to increase above the Fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain the Fund's $1.00 NAV.

                         CALCULATION OF PERFORMANCE DATA

     Yield quotations on an investment in the Fund are provided on both a current and an effective (compounded) basis. Current yield is calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yield reflects daily compounding and is calculated as follows:

             Effective yield = [(base period return + 1) 365/7] - 1

For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Fund does not normally recognize unrealized gains and losses under the amortized cost valuation method).

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)n + ERV
Where:

P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1,5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total returns as described above.

                               REDEMPTIONS IN-KIND

     The Fund may process any redemption request in excess of $250,000 or 1% of the Fund's assets (whichever is less) by paying redemption proceeds in whole or in part in liquid securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized gains are distributed in accordance with the Code. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits.

     To qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

     On each business day that the NAV of the Fund is determined, the Fund's net investment income will be declared as a daily dividend to shareholders of record. A shareholder's daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. Dividends will normally be reinvested monthly in shares of the Fund at the NAV on the last business day of each month. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption.

     The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund generally consists of accrued interest income, plus or minus amortized discount or premium, minus accrued expenses. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

     Any dividends declared by the Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Distributions by the Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae, or Sallie Mae.

     Each shareholder is advised annually of the sources of distributions for federal income tax purposes. Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.

     If a shareholder fails to furnish his social security number or other tax identification number to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gains distributions may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding.

     Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction". A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

     o The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters (the annual, semi-annual and quarterly reports being "Official Reports"). The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     o Subject to approval by the Chief Compliance Officer, information regarding portfolio securities and other information regarding the investment activities of the Fund (other than information contained in Official Reports), may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund. If portfolio information is released to the general public prior to its release to a ranking or rating organization, no confidentiality agreements or prohibitions on trading will be sought from these organizations. As of the date of this SAI, the Chief Compliance Officer has not approved the disclosure of Fund holdings to any rating and ranking service. The Chief Compliance Officer will only authorize distribution to these entities if the officer determines that they provide a valuable service to investors and the distribution serves a legitimate business interest of the Fund. The Chief Compliance Officer will inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o These policies relating to disclosure of the Fund's holdings of portfolio securities do not prohibit: (i) disclosure of information to the Adviser or to other Fund service providers, which are limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, printers or to brokers and dealers through which the Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of or transactions in portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund.

     o The Fund releases portfolio holdings to third-party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, distributor, administrator (including the transfer agent and fund accountant), custodian, printers or to brokers and dealers through which the Fund purchases and sells portfolio securities. The Fund also may disclose portfolio holdings, as needed, to their independent auditors, legal counsel, proxy voting services (if applicable), pricing services, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include
          (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or
          (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

          Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information) of portfolio information.

----------------------------------------------------------------------------------------------
   TYPE OF SERVICE PROVIDER           FREQUENCY OF ACCESS TO           RESTRICTIONS ON USE
                                      PORTFOLIO INFORMATION
----------------------------------------------------------------------------------------------
Adviser                          Daily                              Contractual and Ethical
----------------------------------------------------------------------------------------------
Administrator (fund accountant   Daily                              Contractual and Ethical
and transfer agent)
----------------------------------------------------------------------------------------------
Custodian                        Daily                              Contractual and Ethical
----------------------------------------------------------------------------------------------
Auditor                          During annual audit                Ethical
----------------------------------------------------------------------------------------------
Legal counsel                    Regulatory filings, board          Ethical
                                 meetings, and if a legal issue
                                 regarding the portfolio requires
                                 counsel's review
----------------------------------------------------------------------------------------------
Printers                         Twice a year - printing of         No formal restrictions in
                                 semi-annual and annual reports     place.  Printer receives
                                                                    portfolio on or about time
                                                                    filed with the SEC -
                                                                    approximately 60 days
                                                                    old by the time received.
----------------------------------------------------------------------------------------------
Broker/Dealers through which     Daily access to the relevant       Contractual and Ethical
Fund purchases and sells         purchase and/or sale - no
portfolio securities             broker/dealer has access to the
                                 Fund's entire portfolio
----------------------------------------------------------------------------------------------

     The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above including those where contractual obligations between the Fund and the party do not exist.

     o The Chief Compliance Officer has been given the authority by the Board of Trustees to approve other arrangements, not described herein, under which information relating to portfolio securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is subject to a confidentiality agreement and prohibition on trading.

          The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Fund.


                                    CUSTODIAN

     U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                                  FUND SERVICES

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For its services as transfer agent, Ultimus receives from the Fund a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund reimburses Ultimus for out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communications lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $2,500 per month plus an asset-based fee at the annual rate of .01% of the Fund's average daily net assets up to $500 million and .005% of such assets over $500 million. In addition, the Fund reimburses Ultimus for all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meeting of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $500 million, .075% of such assets from $500 million to $1 billion and .05% of such assets in excess of $1 billion; provided, however, that the minimum fee is $2,000 per month.

     During the fiscal period ended November 30, 2006, Ultimus received fees of $39,615 from the Fund in its capacity as administrator, $29,795 in its capacity as fund accountant, and $10,500 in its capacity as transfer agent.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102, has been selected as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2007. Briggs, Bunting & Dougherty, LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                                  LEGAL COUNSEL

     The firm of Thompson & Coburn LLP, One US Bank Plaza, St. Louis, Missouri, 63101 has been selected as legal counsel for the Trust.

                                   DISTRIBUTOR

     Bainbridge Securities Inc. (the "Distributor"), 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, serves as principal underwriter for the Fund pursuant to a Distribution Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, but it is not obliged to sell any particular amount of shares. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect so long as such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on sixty days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty days written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment. The Distributor does not receive any compensation from the Fund.

     Thomas P. Dautrich, a Trustee of the Trust, is an affiliated person of both the Distributor and the Trust.

                              FINANCIAL STATEMENTS

     The financial statements of the Fund, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference to the annual report of the Fund dated November 30, 2006.

                                                                      Appendix A
                                                                      ----------


                        RATINGS OF INVESTMENT SECURITIES

COMMERCIAL PAPER

Moody's Investor Service

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

Standard & Poor's Corporation

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Fitch, Inc.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

Moody's Investors Service

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

Standard & Poor's Corporation

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                         CHURCH CAPITAL INVESTMENT TRUST


                           Church Capital Value Trust

                        Church Capital Money Market Fund














                                  ANNUAL REPORT


                                November 30, 2006








                               INVESTMENT ADVISER
                          Church Capital Management LLC
                                   Yardley, PA

              [GRAPHIC OMITTED] CHURCH CAPITAL
                                 INVESTMENT TRUST




Church Capital Investment Trust
Letter to Shareholders

January 26, 2007

To the Shareholders of the Church Capital Investment Trust:

We are pleased to include this letter with the first Annual Report of the Church Capital Investment Trust for the period ended November 30, 2006. Our first year of operation witnessed strong growth in both funds, with the Church Capital Value Trust rising to $32.0 million and the Church Capital Money Market Fund to $51.5 million in net assets, respectively.

Equity markets continued their out-performance of fixed income instruments and money funds by a wide margin in the period. Strong corporate earnings and a flurry of merger and acquisition activity helped push returns for equities into double digit territory. After a firming of rates by the Federal Open Market Committee in the first half of 2006, markets breathed a sigh of relief as the Fed opted to pause in the second half. A timely pause on the heels of a retrenchment in crude oil prices gave investors the green light for the remainder of 2006.

As we move into 2007, we expect both domestic and international economies to remain strong. In turn, we anticipate equity markets will reflect this strength with a continuation of the gains built in 2006.

We appreciate your continued support.

/s/  Gregory A. Church

Gregory A. Church
Chief Investment Officer
Church Capital Management LLC






Distributed by Bainbridge Securities Inc.     o P.O. Box 46707     o Cincinnati, Ohio 45246     877-742-8061


                                                         1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST


1) How did the Fund perform for the period?

     The Fund had a total return of 8.60% from inception (January 19, 2006) through the fiscal period ended November 30, 2006.

2) What  were  the   most  significant   market  factors  affecting  the  Fund's
performance during the past year?

     Market factors included:

     1)   Rising interest rates
     2)   Corporate earnings growth of holdings
     3)   General positive economic growth
     4)   Positive equity markets

3) Why did the Fund underperform relative to its primary benchmark?

     The Fund employs a GARP (Growth at Reasonable Prices) strategy. Utilizing this strategy the Fund posted a total return of 8.60% for the period ended November 30, 2006. The Fund posted returns which outperformed two of the major large cap indices tracked by the Adviser, The Value Line Index and the Russell 1000 Growth Index. However, the Fund's performance did trail its primary benchmark, the S&P 500 Index, by 2.24% for the fiscal period.

     The Fund commenced investment operations in January 2006 and it received substantial inflows of new subscriptions during the year. The Adviser carefully selected new investments in accordance with the Fund's objectives, but there was some lag until the investments were implemented that hindered additional upside performance compared to the S&P 500 Index which is fully invested at all times.

4) What strategies were used to manage the Fund?

     The Adviser utilizes a macro economic perspective to identify sectors or industries that are poised to outperform. In the context of a diversified portfolio of stocks, favored industries receive a greater weighting in the Fund's portfolio to enhance performance.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST (CONTINUED)

5) What were the primary strategic factors that guided your management of the Fund?

Utilizing a "growth at reasonable price" or GARP strategy, the Adviser attempts to identify quality companies that are selling at attractive prices relative to their growth rates. Stocks that possess strong fundamentals and that trade below intrinsic valuation levels or at the low end of peer group valuations are prime investment candidates.

The views in this report were those of Church Capital Management LLC, as of the date of this letter and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE. CURRENT PERFORMANCE TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 877-742-8061. PLEASE SEE THE PERFORMANCE GRAPH IN THE ANNUAL REPORT FOR COMPLETE STANDARDIZED PERFORMANCE INFORMATION.

                           CHURCH CAPITAL VALUE TRUST

 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CHURCH CAPITAL
    VALUE TRUST VERSUS THE S&P 500 INDEX, THE RUSSELL 1000 GROWTH INDEX AND
                              THE VALUE LINE INDEX

                                          [GRAPHIC OMITTED]

Church Capital Value Trust       S&P 500 Index      Russell 1000 Growth Index    The Value Line Index
--------------------------       -------------      -------------------------    --------------------
   1/19/06    $  10,000      1/19/06    $  10,000       1/19/06    $  10,000       1/19/06    $  10,000
   2/28/06       10,020      2/28/06        9,991       2/28/06       10,092       2/28/06       10,115
   5/31/06       10,030      5/31/06        9,956       5/31/06        9,698       5/31/06        9,941
   8/31/06       10,120      8/31/06       10,270       8/31/06       10,080       8/31/06        9,773
  11/30/06       10,860     11/30/06       11,084      11/30/06       10,642      11/30/06       10,588

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   -------------------------------------------------------
                                                    TOTAL RETURN(a)
                                                   SINCE INCEPTION(b)
                                                   (FOR PERIOD ENDED
                                                   NOVEMBER 30, 2006)
                                                  -------------------
                    Church Capital Value Trust            8.60%
                    S&P 500 Index                        10.84%
                    Russell 1000 Growth Index             6.42%
                    The Value Line Index                  5.88%
                   -------------------------------------------------------

(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Commencement of operations was January 19, 2006.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS.

INDICES ARE UNMANAGED, DO NOT INCUR FEES, EXPENSES, OR TAXES AND CANNOT BE INVESTED IN DIRECTLY.

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------

              CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                SECTOR DIVERSIFICATION (% OF NET ASSETS)


                            [GRAPHIC OMITTED]


                                        Church Capital       S&P 500
                                          Value Trust          Index
                                     -----------------------------------
Consumer Discretionary                       12.8%            10.2%
Consumer Staples                              1.9%             3.0%
Energy                                        9.6%            10.9%
Financials                                   10.2%            10.4%
Health Care                                  17.2%             9.2%
Industrials                                  19.1%            12.0%
Information Technology                       14.0%            21.7%
Materials                                     2.5%            15.6%
Telecommunications Services                   0.0%             3.4%
Utilities                                     0.0%             3.6%
Cash Equivalents                             12.7%             0.0%



                    TOP 10 COMMON STOCK HOLDINGS
------------------------------------------------------------------------

                                                      % OF NET
SECURITY DESCRIPTION                                   ASSETS
---------------------------------------------       ------------
General Electric Co.                                    5.5%
Citigroup, Inc.                                         4.3%
United Parcel Service, Inc.                             4.1%
Biomet, Inc.                                            3.9%
Time Warner, Inc.                                       3.8%
Honeywell International, Inc.                           3.5%
Nabors Industries Ltd.                                  3.5%
Corning, Inc.                                           3.4%
Lowe's Co., Inc.                                        3.3%
Texas Instruments, Inc.                                 3.2%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------

                              PORTFOLIO ALLOCATION
                                % OF NET ASSETS

                               [GRAPHIC OMITTED]

---------------------------------------
Commercial Paper                  91%

Money Market Funds and Other       9%
---------------------------------------


                             MATURITY DISTRIBUTION
                                % OF NET ASSETS

                               [GRAPHIC OMITTED]

---------------------------------------
0 - 13 Days                    44%
14 - 29 Days                   48%
30 + Days                       8%
---------------------------------------




Credit Analysis                    Yield Analysis
---------------------------        ----------------------------------
A-1 / P-1              100%        7-Day Current Yield           4.70%
                                   7-Day Effective Yield         4.81%


CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2006
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost                                                        $   29,840,680     $   51,725,910
                                                                            ===============    ===============
   At value (Note 2)                                                        $   31,634,540     $   51,725,910
Dividends and interest receivable                                                   69,396             18,752
Receivable for investments sold                                                    296,718                  -
Receivable for capital shares sold                                                   4,203                  -
Other assets                                                                         7,558                508
                                                                            ---------------    ---------------
   TOTAL ASSETS                                                                 32,012,415         51,745,170
                                                                            ---------------    ---------------

LIABILITIES
Distributions payable                                                                    -            195,497
Payable for capital shares redeemed                                                     14                  -
Payable to Adviser (Note 4)                                                         13,300             11,488
Payable to affiliate (Note 4)                                                        6,832              8,065
Other accrued expenses                                                              12,849             11,893
                                                                            ---------------    ---------------
   TOTAL LIABILITIES                                                                32,995            226,943
                                                                            ---------------    ---------------

NET ASSETS                                                                  $   31,979,420     $   51,518,227
                                                                            ===============    ===============

NET ASSETS CONSIST OF:
Paid-in capital                                                             $   29,740,299     $   51,518,227
Accumulated undistributed net investment income                                    215,013                  -
Accumulated net realized gains from security transactions                          230,248                  -
Net unrealized appreciation on investments                                       1,793,860                  -
                                                                            ---------------    ---------------
NET ASSETS                                                                  $   31,979,420     $   51,518,227
                                                                            ===============    ===============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                                    2,945,237         51,518,227
                                                                            ===============    ===============

Net asset value, redemption price and offering price per share (Note 2)     $        10.86     $         1.00
                                                                            ===============    ===============

See accompanying notes to financial statements.


CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE PERIODS ENDED NOVEMBER 30, 2006(a)
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income                                                          $      135,187     $    1,979,059
   Dividend income                                                                 338,267             22,875
                                                                            ---------------    ---------------
     TOTAL INVESTMENT INCOME                                                       473,454          2,001,934
                                                                            ---------------    ---------------
EXPENSES
   Investment advisory fees (Note 4)                                               206,753            199,716
   Administration fees (Note 4)                                                     22,683             39,615
   Fund accounting fees (Note 4)                                                    27,904             29,795
   Custody fees                                                                     20,646             19,514
   Professional fees                                                                17,186             12,449
   Transfer agent fees (Note 4)                                                     14,750             10,500
   Insurance expense                                                                10,418             10,418
   Registration fees                                                                 9,089              8,042
   Trustee fees and expenses                                                         7,880              7,880
   Compliance service fees (Note 4)                                                  7,500              7,500
   Postage and supplies                                                              8,365              5,259
   Report printing fees                                                              5,169              4,500
   Other expenses                                                                    4,228              1,089
                                                                            ---------------    ---------------
     TOTAL EXPENSES                                                                362,571            356,277
   Fees waived by the Adviser (Note 4)                                            (104,130)           (92,622)
                                                                            ---------------    ---------------
     NET EXPENSES                                                                  258,441            263,655
                                                                            ---------------    ---------------

NET INVESTMENT INCOME                                                              215,013          1,738,279
                                                                            ---------------    ---------------
REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS
   Net realized gains from security transactions                                   230,248                 -
   Net change in unrealized appreciation/depreciation on investments             1,793,860                 -
                                                                            ---------------    ---------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS                                                                2,024,108                 -
                                                                            ---------------    ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    2,239,121     $    1,738,279
                                                                            ===============    ===============

(a)  Represents  the periods from the  commencement  of operations  (January 19, 2006 for Church Capital Value
     Trust and January 20, 2006 for Church Capital Money Market Fund) through November 30, 2006.


See accompanying notes to financial statements.


                                       8

CHURCH CAPITAL INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS ENDED NOVEMBER 30, 2006(a)
================================================================================================================
                                                                                                CHURCH CAPITAL
                                                                             CHURCH CAPITAL      MONEY MARKET
                                                                               VALUE TRUST           FUND
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $      215,013     $    1,738,279
   Net realized gains from security transactions                                   230,248                 -
   Net change in unrealized appreciation/depreciation on investments             1,793,860                 -
                                                                            ---------------    ---------------
Net increase in net assets from operations                                       2,239,121          1,738,279
                                                                            ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                           -          (1,738,279)
                                                                            ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    32,468,596        109,172,152
   Net asset value of shares issued in reinvestment of
      distributions to shareholders                                                      -             63,711
   Payments for shares redeeemed                                                (2,778,297)       (57,767,636)
                                                                            ---------------    ---------------
Net increase in net assets from capital share transactions                      29,690,299         51,468,227
                                                                            ---------------    ---------------

TOTAL INCREASE IN NET ASSETS                                                    31,929,420         51,468,227

NET ASSETS
   Beginning of period                                                              50,000             50,000
                                                                            ---------------    ---------------
   End of period                                                            $   31,979,420     $   51,518,227
                                                                            ===============    ===============
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME                                                    $      215,013     $          -
                                                                            ===============    ===============
CAPITAL SHARE ACTIVITY
   Shares sold                                                                   3,217,032        109,172,152
   Shares reinvested                                                                     -             63,711
   Shares redeemed                                                                (276,795)       (57,767,636)
                                                                            ---------------    ---------------
   Net increase in shares outstanding                                            2,940,237         51,468,227
   Shares outstanding, beginning of period                                           5,000             50,000
                                                                            ---------------    ---------------
   Shares outstanding, end of period                                             2,945,237         51,518,227
                                                                            ===============    ===============

(a)  Represents  the periods from the  commencement  of operations  (January 19, 2006 for Church Capital Value
     Trust and January 20, 2006 for Church Capital Money Market Fund) through November 30, 2006.


See accompanying notes to financial statements.


CHURCH CAPITAL VALUE TRUST

FINANCIAL HIGHLIGHTS
===========================================================================================
                                                                          PERIOD
                                                                          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      NOVEMBER 30, 2006(a)
-------------------------------------------------------------------------------------------
     Net asset value at beginning of period                            $   10.00
                                                                      -----------
     Income from investment operations:
        Net investment income                                               0.07
        Net realized and unrealized gains on investments                    0.79
                                                                      -----------
     Total from investment operations                                       0.86
                                                                      -----------

     Net asset value at end of period                                  $   10.86
                                                                      ===========

RATIOS AND SUPPLEMENTAL DATA:
     Total return(b)                                                       8.60%(c)
                                                                      ===========

     Net assets at end of period (000's)                               $  31,979
                                                                      ===========

     Ratio of gross expenses to average net assets                         1.75%(e)

     Ratio of net expenses to average net assets(d)                        1.25%(e)

     Ratio of net investment income to average net assets(d)               1.04%(e)

     Portfolio turnover rate                                                127%(c)

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.


CHURCH CAPITAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
===========================================================================================
                                                                          PERIOD
                                                                          ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      NOVEMBER 30, 2006(a)
-------------------------------------------------------------------------------------------
     Net asset value at beginning of period                            $   1.000

     Net investment income                                                 0.037

     Dividends from net investment income                                 (0.037)
                                                                      -----------

     Net asset value at end of period                                  $   1.000
                                                                      ===========
RATIOS AND SUPPLEMENTAL DATA:
     Total return(b)                                                       3.80%(c)
                                                                      ===========

     Net assets at end of period                                       $  51,518
                                                                      ===========

     Ratio of gross expenses to average net assets                         0.89%(e)

     Ratio of net expenses to average net assets(d)                        0.66%(e)

     Ratio of net investment income to average net assets(d)               4.35%(e)

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers.

(e)  Annualized.


See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2006
================================================================================
   SHARES   COMMON STOCKS -- 87.3%                                      VALUE
--------------------------------------------------------------------------------
            CONSUMER DISCRETIONARY -- 12.8%
   24,000   Boyd Gaming Corp.                                      $  1,016,400
   10,500   Harrah's Entertainment, Inc.                                826,350
   35,000   Lowe's Co., Inc.                                          1,055,600
   60,000   Time Warner, Inc.                                         1,208,400
                                                                  --------------
                                                                      4,106,750
                                                                  --------------
            CONSUMER STAPLES -- 1.9%
   30,000   Coca-Cola Enterprises, Inc.                                 613,500
                                                                  --------------

            ENERGY -- 9.6%
    7,500   Baker Hughes, Inc.                                          550,725
   22,000   Cimarex Energy Co.                                          827,420
   22,000   Helmerich & Payne, Inc.                                     584,540
   33,000   Nabors Industries Ltd.(a)                                 1,114,080
                                                                  --------------
                                                                      3,076,765
                                                                  --------------
            FINANCIALS -- 10.2%
   16,000   Bank of America Corp.                                       861,600
   28,000   Citigroup, Inc.                                           1,388,520
   18,500   Wachovia Corp.                                            1,002,515
                                                                  --------------
                                                                      3,252,635
                                                                  --------------
            HEALTH CARE -- 17.2%
   14,000   Amgen, Inc.(a)                                              994,000
   14,000   Baxter International, Inc.                                  626,360
   14,000   Beckman Coulter, Inc.                                       830,900
   16,000   Biogen Idec, Inc.(a)                                        836,160
   33,000   Biomet, Inc.                                              1,247,730
    7,500   Johnson & Johnson                                           494,325
   22,000   PerkinElmer, Inc.                                           476,740
                                                                  --------------
                                                                      5,506,215
                                                                  --------------
            INDUSTRIALS -- 19.1%
   50,000   General Electric Co.                                      1,764,000
   26,000   Honeywell International, Inc.                             1,117,480
   17,000   Ingersoll-Rand Co. Ltd.                                     663,170
   10,000   Pentair, Inc.                                               318,600
   18,000   Raytheon Co.                                                918,720
   17,000   United Parcel Service, Inc.                               1,324,640
                                                                  --------------
                                                                      6,106,610
                                                                  --------------

CHURCH CAPITAL VALUE TRUST

================================================================================
   SHARES   COMMON STOCKS (CONTINUED) -- 87.3%                          VALUE
--------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY -- 14.0%
   17,500   Activision, Inc.(a)                                    $    298,375
   20,000   Agilent Technologies, Inc.(a)                               636,800
   50,000   Corning, Inc.(a)                                          1,078,000
   23,000   Intel Corp.                                                 491,050
   28,500   Maxim Integrated Products, Inc.                             897,180
   35,000   Texas Instruments, Inc.                                   1,034,250
    2,448   Verigy Ltd.(a)                                               43,672
                                                                  --------------
                                                                      4,479,327
                                                                  --------------
            MATERIALS -- 2.5%
   25,000   Alcoa, Inc.                                                 779,250
                                                                  --------------

            TOTAL COMMON STOCKS (Cost $26,127,192)                 $ 27,921,052
                                                                  --------------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 11.6%                                VALUE
--------------------------------------------------------------------------------
 1586,985   AIM STIT - Liquid Assets Portfolio (The)               $  1,586,985
1,554,196   Fidelity Institutional Money Market Portfolio -
             Select Class                                             1,554,196
  572,307   First American Prime Obligations Fund - Class Y             572,307
                                                                  --------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $3,713,488)         $  3,713,488
                                                                  --------------

            TOTAL INVESTMENTS AT VALUE -- 98.9% (Cost $29,840,680) $ 31,634,540

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%               344,880
                                                                  --------------

            NET ASSETS -- 100.0%                                   $ 31,979,420
                                                                  ==============

     (a)  Non-income producing security.


See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2006
================================================================================
 PAR VALUE  COMMERCIAL PAPER -- 91.4%                                   VALUE
--------------------------------------------------------------------------------
$2,200,000  AIG Funding, Inc., 5.20%, 12/27/06                     $  2,191,738
 1,500,000  Alcon Capital Corp., 5.21%, 12/04/06                      1,499,349
 2,000,000  American Express Credit Co., 5.23%, 12/22/06              1,993,898
 2,000,000  American General Finance Corp., 5.22%, 12/21/06           1,994,200
 2,000,000  Chevron Funding Corp., 5.22%, 12/18/06                    1,995,070
 2,200,000  Citigroup Funding, Inc., 5.20%, 12/07/06                  2,198,093
 2,000,000  General Electric Capital Co., 5.24%, 12/27/06             1,992,431
 2,000,000  General Electric Co., 5.23%, 12/18/06                     1,995,061
 1,500,000  Hitachi Capital Corp., 5.27%, 12/29/06                    1,493,852
 2,200,000  Household Finance Corp., 5.22%, 12/01/06                  2,200,000
 2,000,000  International Lease Finance Corp., 5.23%, 12/05/06        1,998,838
 2,000,000  JP Morgan Chase & Co., 5.25%, 12/14/06                    1,996,208
 2,000,000  LaSalle Bank Corp., 5.21%, 12/11/06                       1,997,106
 2,200,000  L'Oreal USA, 5.22%, 12/05/06                              2,198,724
 1,200,000  MassMutual Financial Group, 5.23%, 12/27/06               1,195,467
 2,000,000  Nationwide Life Insurance Co., 5.26%, 12/19/06            1,994,740
 2,000,000  Procter & Gamble Co. (The), 5.23%, 01/05/07               1,989,830
 2,200,000  Prudential Funding LLC, 5.20%, 12/06/06                   2,198,411
 2,000,000  Southern Co., 5.24%, 12/14/06                             1,996,216
 2,000,000  Swiss Re Financial Services, 5.25%, 12/28/06              1,992,125
 2,000,000  Total Capital Corp., 5.22%, 12/14/06                      1,996,230
 2,000,000  Toyota Financial Services Corp. Puerto Rico, 5.23%,
             12/13/06                                                 1,996,513
 2,000,000  Toyota Motor Credit Corp., 5.23%, 12/08/06                1,997,966
 2,000,000  UBS Finance Corp., 5.25%, 01/02/07                        1,990,667
                                                                  --------------

            TOTAL COMMERCIAL PAPER (Amortized Cost $47,092,733)    $ 47,092,733
                                                                  --------------
================================================================================
    SHARES  MONEY MARKET FUNDS -- 9.0%                                  VALUE
--------------------------------------------------------------------------------
 2,566,691  AIM STIT - Liquid Assets Portfolio (The)               $  2,566,691
 2,066,486  Fidelity Institutional Money Market Portfolio -
             Select Class                                             2,066,486
                                                                  --------------
            TOTAL MONEY MARKET FUNDS (Cost $4,633,177)             $  4,633,177
                                                                  --------------

            TOTAL INVESTMENTS -- 100.4% (Amortized
             Cost $51,725,910)                                     $ 51,725,910

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)            (207,683)
                                                                  --------------

            NET ASSETS -- 100.0%                                   $ 51,518,227
                                                                  ==============

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

1.  ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. On December 20, 2005, 5,000 shares of the Church Capital Value Trust were issued for cash, at $10.00 per share, and 50,000 shares of the Church Capital Money Market Fund were issued for cash, at $1.00 per share, to Church Capital Management LLC, the investment adviser to the Funds. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted, and subject to review by, the Board of Trustees of the Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which approximates market value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its acquisition cost adjusted for the amortization to maturity of any premiums or accretion of any discounts.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least once each year to shareholders of the Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of the Church Capital Money Market Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. For the period ended November 30, 2006, there were no differences between the book basis and tax basis of distributions for the Church Capital Money Market Fund. There were no distributions during the period for the Church Capital Value Trust. On December 29, 2006, a distribution of $0.1605 per share was declared for the Church Capital Value Trust. The dividend was paid on December 29, 2006, to shareholders of record on December 28, 2006.

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of November 30, 2006:

        --------------------------------------------------------------------------------------------------------
                                                                                             CHURCH CAPITAL
                                                                     CHURCH CAPITAL           MONEY MARKET
                                                                      VALUE TRUST                 FUND
        --------------------------------------------------------------------------------------------------------
        Tax cost of portfolio investments                          $    29,846,158          $  51,725,910
                                                                 =====================    ======================
        Gross unrealized appreciation                              $     2,206,602          $         - -
        Gross unrealized depreciation                                     (418,220)                   - -
                                                                 ---------------------    ----------------------
        Net unrealized appreciation                                $     1,788,382          $         - -
        Undistributed ordinary income                                      450,739                    - -
                                                                 ---------------------    ----------------------
        Accumulated earnings                                       $     2,239,121          $         - -
                                                                 =====================    ======================

        --------------------------------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

During the period ended November 30, 2006, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

        --------------------------------------------------------------------------------------------------------
                                                                    CHURCH CAPITAL            CHURCH CAPITAL
                                                                      VALUE TRUST            MONEY MARKET FUND
        --------------------------------------------------------------------------------------------------------
           Cost of purchases of investment securities              $    51,807,230          $              -
                                                                 =====================    ======================
           Proceeds from sales of investment securities            $    25,910,287          $              -
                                                                 =====================    ======================

        --------------------------------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment advisor to the Funds. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets.

The Adviser has contractually agreed (for a period of three years from each Fund's commencement of operations) to reduce its fees and/or to absorb expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the period ended November 30, 2006, the Adviser waived investment advisory fees of $104,130 and $92,622 for Church Capital Value Trust and Church Capital Money Market Fund, respectively.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

As of November 30, 2006, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser is $104,130 for the Church Capital Value Trust and $92,622 for the Church Capital Money Market Fund. The Adviser may recapture all or a portion of these amounts no later than November 30, 2009.

The Chief Compliance Officer (the CCO) of the Trust is an officer of the Adviser. The Funds pay the Adviser $18,000 annually for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. During the period ended November 30, 2006, Ultimus was paid administration fees of $22,683 and $39,615 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. During the period ended November 30, 2006, Ultimus was paid fund accounting fees of $27,904 and $29,795 by Church Capital Value Trust and Church Capital Money Market Fund, respectively. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended November 30, 2006, Ultimus was paid transfer agent and shareholder services fees of $14,750 and $10,500 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities Inc. (the "Distributor") serves as principal underwriter to the Funds. The Distributor receives no compensation from the Funds for acting as principal underwriter.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
NOVEMBER 30, 2006
--------------------------------------------------------------------------------

TRUSTEES FEES
Certain trustees and officers of the Funds are directors and officers of the Adviser, or of Ultimus, or of the Distributor. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly; and effective October 23, 2006, a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. Trustees who are affiliated with the Adviser do not receive compensation.

PORTFOLIO TRANSACTIONS
A majority of the Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the period ended November 30, 2006, brokerage commissions of $52,900 were paid by Church Capital Value Trust to the Distributor with respect to transactions totaling $57,275,092.

5. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

[GRAPHIC    BRIGGS
 OMITTED]   BUNTING &
            DOUGHERTY, LLP
            C E R T I F I E D
            P U B L I C
            A C C O U N T A N T S


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CHURCH CAPITAL INVESTMENT TRUST


We have audited the accompanying statements of assets and liabilities of Church Capital Value Trust and Church Capital Money Market Fund, each a series of shares of beneficial interest of Church Capital Investment Trust, including the portfolios of investments, as of November 30, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period January 19 and 20, 2006, respectively (commencement of operations), through November 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Church Capital Value Trust and Church Capital Money Market Fund as of November 30, 2006, the results of their operations, the changes in their net assets and their financial highlights for the period January 19 and 20, 2006, respectively, through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
JANUARY 12, 2007

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. These ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.


CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (Unaudited) (Continued)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                 Beginning              Ending
                                               Account Value         Account Value         Expenses Paid
                                                June 1, 2006       November 30, 2006       During Period*
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $1,082.80                $6.53
Based on Hypothetical 5% Return
   (before expenses)                            $1,000.00              $1,018.80                $6.33
-------------------------------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET
FUND
-------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return                     $1,000.00              $1,023.20                $3.35
Based on Hypothetical 5% Return
      (before expenses)                         $1,000.00              $1,021.76                $3.35
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) for the period as stated below, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period covered by this report).

                   Church Capital Value Trust               1.25%
                   Church Capital Money Market Fund         0.66%


OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds vote proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as a Trustee.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                                                                                                      FUND COMPLEX
                                                                                PRINCIPAL OCCUPATION(S) DURING         OVERSEEN BY
                                                        POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS OF PUBLIC      TRUSTEE
NAME, ADDRESS AND AGE                   LENGTH OF TIME     WITH TRUST                    COMPANIES
                                        SERVED
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:

* Thomas P. Dautrich                      Since             Trustee        From May 2006 through present Chairman           2
301 Oxford Valley Road, Suite 801B        April                            of the Board of Bank of Lancaster County
Yardley, Pennsylvania 19067               2005                             (PA).  From May 2006 through present
Year of Birth: 1948                                                        executive consultant to Sterling Financial
                                                                           Corp.'s Executive management  team. From
                                                                           January  2002 through May 2006 Vice
                                                                           President  and Chief Banking  Officer of
                                                                           Sterling  Financial Corp. From January
                                                                           2000 through January 2002 Chief Executive
                                                                           Officer of the Bank of Lancaster County
                                                                           (PA).

INDEPENDENT TRUSTEES:
Gerald L. Printz                          Since       Chairman & Trustee   From November 1993 through present,              2
301 Oxford Valley Road, Suite 801B    December 2005                        President of Amsador, Ltd.(information
Yardley, Pennsylvania 19067                                                management consulting firm).  From April
Year of Birth: 1956                                                        2002 through present,  Chief  Executive
                                                                           Officer  of 20/20 Innovations,  LLC (provides
                                                                           crisis management planning and prevention
                                                                           services). From March of 1996 to present,
                                                                           Trustee of the Matterhorn Growth Fund (an
                                                                           open end mutual fund).

 * Mr. Dautrich may be deemed an "interested person" of the Trust because he is an executive consultant to the parent company of the Adviser.




                                       23

CHURCH CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                                                                                                      FUND COMPLEX
                                                                                     PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
                                                        POSITION(S) HELD   PAST 5 YEARS AND DIRECTORSHIPS OF PUBLIC      TRUSTEE
NAME, ADDRESS AND AGE                   LENGTH OF TIME     WITH TRUST                      COMPANIES
                                        SERVED
----------------------------------------------------------------------------------------------------------------------------------

Portia Sue Perrotty                         Since            Trustee       From January of 2003 to present, Chief of        2
301 Oxford Valley Road, Suite 801B      December 2005                      Staff for the First Lady of  Pennsylvania;
Yardley, Pennsylvania 19067                                                from August 1981 to January 2002, served
Year of Birth: 1953                                                        in various roles for Wachovia Bank.  Ms.
                                                                           Perrotty's last position was Executive Vice
                                                                           President of Wachovia Corp.

Brian D. Wassell, CPA                       Since            Trustee       Partner of Trout, Ebersole & Groff LLP           2
301 Oxford Valley Road, Suite 801B      December 2005                      (CPA firm)
Yardley, Pennsylvania 19067
Year of Birth: 1969

EXECUTIVE OFFICERS:

Gregory A. Church                       Since December       President     Founder and Chairman of Church Capital
301 Oxford Valley Road, Suite 801B           2005                          Management, LLC
Yardley, Pennsylvania 19067
Year of Birth:  1956


Robert G. Dorsey                            Since          Vice President  Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                     Distributors, LLC
Year of Birth: 1957

Mark J. Seger                               Since             Treasurer    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                     Distributors, LLC
Year of Birth: 1962

John F. Splain                              Since             Secretary    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450           December 2005                      Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 4524                                                      Distributors, LLC
Year of Birth: 1956

Jerome Walther                          Since December   Chief Compliance  Executive Vice President and Chief
301 Oxford Valley Road, Suite 801B          2006             Officer       Compliance Officer of Church Capital
Yardley, Pennsylvania 19067                                                Management, LLC
Year of Birth:  1963

     Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-877-742-8061.

PART C   OTHER INFORMATION
         -----------------
Item 23. EXHIBITS
-------  --------

     (a) Agreement and Declaration of Trust-- Incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A filed on April 14, 2005

     (b) Bylaws-- Incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A filed on April 14, 2005

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

     (d) (i) Investment Advisory Agreement with Church Capital Management, LLC on behalf of Church Capital Value Trust-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

          (ii) Investment Advisory Agreement with Church Capital Management, LLC on behalf of Church Capital Money Market Fund-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

     (e) Distribution Agreement with Bainbridge Securities Inc.-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

     (f)  Inapplicable

     (g) Custody Agreement-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on December 15, 2005

     (h) (i) Expense Limitation Agreement with Church Capital Management, LLC on behalf of Church Capital Value Trust-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

          (ii) Expense Limitation Agreement with Church Capital Management, LLC on behalf of Church Capital Money Market Fund-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

          (iii)Administration Agreement with Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

          (iv) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

          (v) Fund Accounting Agreement with Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 3 filed on December 29, 2005

     (i) Legal Opinion-- Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on December 15, 2005

     (j) Consent of Independent Registered Public Accounting Firm-- Filed herewith

     (k)  Inapplicable

     (l) Initial Capital Agreement-- Incorporated herein by reference to Registrant's initial Registration Statement on Form N-1A filed on April 14, 2005

     (m)  Inapplicable

     (n)  Inapplicable

     (o)  Reserved

     (p) Joint Code of Ethics of Registrant, Church Capital Management, LLC and Bainbridge Securities Inc. -- Filed herewith

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------   -------------------------------------------------------------

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION
-------   ---------------

     Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          The Investment Advisory Agreement with Church Capital Management, LLC ("Church Capital") provides that Church Capital shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect Church Capital against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.

          The Distribution Agreement with Bainbridge Securities Inc. (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

          The Registrant maintains a standard mutual fund errors and omissions and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
-------   --------------------------------------------------------

          Church Capital Management, LLC is a registered investment adviser that manages approximately $2.2 billion in client assets as of December 31, 2006.

          The executive officers and directors of Church Capital are set forth below, along with a description of any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

          Gregory A. Church - President and a Director of Church Capital Management, LLC. Mr. Church previously served as president and controlling shareholder of Matterhorn Asset Management Corporation, the investment adviser to The Matterhorn Growth Fund, Inc. Matterhorn Asset Management Corporation was deregistered with the SEC in 2006. Matterhorn Asset Management Corporation's principal business address was 301 Oxford Valley Road, Suite 802B, Yardley, Pennsylvania 19067.

          Jerome H. Walther - Executive Vice President and Chief Compliance Officer of Church Capital. Mr. Walther was an officer of Matterhorn Asset Management Corporation, the investment adviser to The Matterhorn Growth Fund, Inc. Matterhorn Asset Management Corporation was
          deregistered with the SEC in 2006. Matterhorn Asset Management Corporation's principal business address was 301 Oxford Valley Road, Suite 802B, Yardley, Pennsylvania 19067.

          Malinda P. Berardino - Executive Vice President and a Director of Church Capital

          Arthur F. Hopper - Senior Vice President of Church Capital

Item 27.  PRINCIPAL UNDERWRITERS
-------   ----------------------

     (a)  Inapplicable

                                            Position with                    Position with
     (b)  Name                              Distributor                      Registrant
          -----------------------           -------------------------        ------------------------
          Gregory LeFever                   Director                          None
          Gregory A. Church                 Director                          President
          Jerome H. Walther                 Director/Secretary                Chief Compliance Officer
          J. Bradley Scovill                Director/Treasurer                None
          Malinda Powers Berardino          Director/President                None

          The address of the Distributor and all of the above-named persons is 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067.

     (c)  Inapplicable


Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or its investment adviser, Church Capital Management, LLC, 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067, or its principal underwriter, Bainbridge Securities Inc., 301 Oxford Valley Road, Suite 801B, Yardley, Pennsylvania 19067.

          Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
-------   -------------------------------------------------

          Inapplicable

Item 30.  UNDERTAKINGS
-------   ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the city of Yardley and Commonwealth of Pennsylvania, on the 30th day of March, 2007.


                                           CHURCH CAPITAL INVESTMENT TRUST

                                       By:  /s/ Gregory A. Church
                                            ------------------------------
                                            Gregory A. Church
                                            President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                            Date
---------                                   -----                            ----
/s/ Gregory A. Church                       President                        March 30, 2007
------------------------------------
Gregory A. Church                           (Chief Executive Officer)

         *
------------------------------------        Trustee
Thomas P. Dautrich


/s/ Mark J. Seger                           Treasurer                        March 30, 2007
------------------------------------
Mark J. Seger                               (Chief Financial and
                                            Principal Accounting Officer)


         *                                  Trustee
------------------------------------
Gerald L. Printz


         *                                  Trustee
------------------------------------
Brian D. Wassell


         *                                  Trustee
------------------------------------
Portia Sue Perrotty

                                                              /s/ Wade Bridge
                                                              ------------------
                                                              Wade Bridge
                                                              Attorney-in-fact*
                                                              March 30, 2007

                                INDEX TO EXHIBITS
                                -----------------
     Item
     ----

     23(j) Consent of Independent Registered Public Accounting Firm

     23(p) Joint Code of Ethics of Registrant, Church Capital Management, LLC and Bainbridge Securities Inc.